UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number : 811-22436

EntrepreneurShares Series Trust

(Exact name of registrant as specified in charter)

175 Federal Street, Suite #875

Boston, MA 02110

(Address of principal executive offices) (Zip code)

Dr. Joel M. Shulman

175 Federal Street, Suite #875

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-617-917-2605

Date of fiscal year end: June 30

Date of reporting period: December 31, 2021

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)

Semi-Annual Report

December 31, 2021

EntrepreneurShares Series Trust™

EntrepreneurShares Series Trust (“Trust”) is a registered investment company consisting of separate investment portfolios called “Funds.” This Semi-Annual Report relates solely to the following Funds:

Name	Ticker Symbol
ERShares Global Fund	ENTIX
ERShares US Small Cap Fund	IMPAX
ERShares US Large Cap Fund	IMPLX

175 Federal Street

Suite #875

Boston, MA 02110

Toll Free: 877-271-8811

ERShares Global Fund

SCHEDULE OF INVESTMENTS SUMMARY TABLE
December 31, 2021 (Unaudited)

% of Net Assets
Communications	16.13%
Consumer Discretionary	11.07%
Consumer Staples	5.11%
Energy	3.13%
Financials	8.82%
Health Care	12.11%
Industrials	3.57%
Real Estate	0.00%
Technology	38.02%
Other Assets and Liabilities	2.04%
Total	100.00%

Portfolio holdings and allocations are subject to change.

SCHEDULE OF INVESTMENTS COUNTRY OF RISK TABLE
December 31, 2021 (Unaudited)

Percentage of
Investments
Argentina	1.88%
Australia	4.87%
Belgium	0.08%
Canada	3.27%
Cayman Islands	2.37%
China	0.76%
Denmark	2.19%
France	2.28%
Germany	0.97%
Ireland	0.52%
Israel	4.23%
Italy	0.96%
Japan	2.72%
Jersey	0.36%
Luxembourg	0.81%
Netherlands	1.71%
Singapore	0.10%
Sweden	3.83%
Switzerland	1.27%
United Kingdom	1.10%
United States	63.72%
Total	100.00%

ERShares Global Fund

SCHEDULE OF INVESTMENTS
December 31, 2021 (Unaudited)

	Shares	Fair Value
Common Stocks — 97.96%
Argentina — 1.84%
Consumer Discretionary — 1.84%
MercadoLibre, Inc.(a)	1,384	$1,866,186

Total Argentina		1,866,186

Australia — 4.78%
Communications — 1.12%
SEEK Ltd.	47,663	1,136,720

Technology — 3.66%
Technology One Ltd.	131,758	1,227,974
WiseTech Global Ltd.	57,748	2,461,213
		3,689,187
Total Australia		4,825,907

Belgium — 0.08%
Technology — 0.08%
Materialise NV - ADR(a)	3,387	80,848

Total Belgium		80,848

Canada — 3.20%
Communications — 0.88%
Shopify, Inc., Class A(a)	648	892,549

Consumer Discretionary — 2.16%
Richelieu Hardware Ltd.	32,638	1,125,732
Spin Master Corp.(a)	27,988	1,060,710
		2,186,442
Technology — 0.16%
Topicus.com, Inc.(a)	1,714	157,315

Total Canada		3,236,306

Cayman Islands — 2.32%
Consumer Discretionary — 1.87%
NagaCorp Ltd.	977,282	852,257
Yadea Group Holdings Ltd.	536,125	1,045,084
		1,897,341

The accompanying notes are an integral part of these financial statements.

ERShares Global Fund

SCHEDULE OF INVESTMENTS (Continued)
December 31, 2021 (Unaudited)

	Shares	Fair Value
Common Stocks (Continued)
Cayman Islands (Continued)
Technology — 0.45%
Kingsoft Corp. Ltd.	102,564	$450,503

Total Cayman Islands		2,347,844

China — 0.75%
Communications — 0.26%
Weimob, Inc.(a)	260,851	263,944

Health Care — 0.49%
Sino Biopharmaceutical Ltd.	702,716	492,055

Total China		755,999

Denmark — 2.14%
Health Care — 1.13%
Genmab A/S(a)	2,846	1,145,885

Technology — 1.01%
Netcompany Group A/S	9,471	1,021,474

Total Denmark		2,167,359

France — 2.23%
Consumer Staples — 0.50%
Danone S.A. - ADR	40,984	507,792

Technology — 1.73%
Teleperformance	3,929	1,753,483

Total France		2,261,275

Germany — 0.94%
Energy — 0.94%
VERBIO Vereinigte BioEnergie A.G.	13,917	955,424

Total Germany		955,424

The accompanying notes are an integral part of these financial statements.

ERShares Global Fund

SCHEDULE OF INVESTMENTS (Continued)
December 31, 2021 (Unaudited)

	Shares	Fair Value
Common Stocks (Continued)
Ireland — 0.51%
Health Care — 0.51%
Jazz Pharmaceuticals PLC(a)	4,054	$516,480

Total Ireland		516,480

Israel — 4.14%
Communications — 1.07%
Fiverr International Ltd.(a)	2,508	285,160
Wix.com Ltd.(a)	5,061	798,575
		1,083,735
Technology — 3.07%
Check Point Software Technologies Ltd.(a)	9,256	1,078,879
Radware Ltd.(a)	48,674	2,026,786
		3,105,665
Total Israel		4,189,400

Italy — 0.94%
Communications — 0.94%
Digital Bros SpA	28,015	954,301

Total Italy		954,301

Japan — 2.67%
Communications — 1.51%
GMO internet, Inc.	64,534	1,523,166

Industrials — 1.16%
Raksul, Inc.(a)	13,556	669,374
VisasQ, Inc.(a)	11,136	507,282
		1,176,656
Total Japan		2,699,822

Jersey — 0.35%
Communications — 0.35%
Gambling.com Group Ltd.(a),(b)	35,261	357,899

Total Jersey		357,899

The accompanying notes are an integral part of these financial statements.

ERShares Global Fund

SCHEDULE OF INVESTMENTS (Continued)
December 31, 2021 (Unaudited)

	Shares	Fair Value
Common Stocks (Continued)
Luxembourg — 0.79%
Communications — 0.79%
Spotify Technology SA(a)	3,419	$800,149

Total Luxembourg		800,149

Netherlands — 1.67%
Communications — 0.72%
Yandex N.V., Class A(a)	12,112	732,776

Technology — 0.95%
Adyen NV - ADR(a)	36,536	961,627

Total Netherlands		1,694,403

Singapore — 0.10%
Communications — 0.10%
Sea Ltd., Class A - ADR(a)	448	100,222

Total Singapore		100,222

Sweden — 3.76%
Communications — 1.35%
Embracer Group A.B.(a)	127,936	1,366,404

Consumer Discretionary — 1.63%
Evolution Gaming Group A.B.	11,579	1,648,139

Health Care — 0.78%
CELLINK A.B.(a)	25,538	785,115

Total Sweden		3,799,658

Switzerland — 1.25%
Health Care — 0.19%
CRISPR Therapeutics AG(a)	2,563	194,224

Technology — 1.06%
Sensirion Holding A.G.(a)	7,284	1,066,380

Total Switzerland		1,260,604

The accompanying notes are an integral part of these financial statements.

ERShares Global Fund

SCHEDULE OF INVESTMENTS (Continued)
December 31, 2021 (Unaudited)

	Shares	Fair Value
Common Stocks (Continued)
United Kingdom — 1.08%
Industrials — 1.08%
HomeServe PLC	92,246	$1,091,898

Total United Kingdom		1,091,898

United States — 62.42%
Communications — 7.04%
Airbnb, Inc., Class A(a)	2,544	423,551
Alphabet, Inc., Class A(a)	807	2,337,911
Facebook, Inc., Class A(a)	7,082	2,382,031
Roku, Inc.(a)	1,662	379,268
Snap, Inc., Class A(a)	9,006	423,552
Trade Desk, Inc. (The), Class A(a)	7,362	674,654
ZoomInfo Technologies, Inc.(a)	7,782	499,604
		7,120,571
Consumer Discretionary — 3.57%
Amazon.com, Inc.(a)	288	960,290
Chipotle Mexican Grill, Inc.(a)	204	356,643
Copart, Inc.(a)	4,158	630,436
DraftKings, Inc., Class A(a)	8,719	239,511
Etsy, Inc.(a)	1,602	350,742
Starbucks Corp.	3,166	370,327
Tesla, Inc.(a)	299	315,977
Ulta Beauty, Inc.(a)	928	382,652
		3,606,578
Consumer Staples — 4.61%
Brown-Forman Corp., Class B	6,870	500,548
Constellation Brands, Inc., Class A	2,088	524,025
Costco Wholesale Corp.	909	516,039
Inter Parfums, Inc.	14,527	1,552,936
Keurig Dr Pepper, Inc.	13,939	513,792
Monster Beverage Corp.(a)	5,442	522,650
Walgreens Boots Alliance, Inc.	10,136	528,694
		4,658,684
Energy — 2.19%
Enphase Energy, Inc.(a)	2,238	409,420
Kinder Morgan, Inc.	31,270	495,942
SolarEdge Technologies, Inc.(a)	4,654	1,305,773
		2,211,135

The accompanying notes are an integral part of these financial statements.

ERShares Global Fund

SCHEDULE OF INVESTMENTS (Continued)
December 31, 2021 (Unaudited)

	Shares	Fair Value
Common Stocks (Continued)
United States (Continued)
Financials — 8.82%
Apollo Global Management LLC	14,403	$1,043,209
Athene Holding Ltd., Class A(a)	12,574	1,047,791
BlackRock, Inc.	1,085	993,383
Blackstone Group L.P. (The), Class A	7,621	986,081
Capital One Financial Corp.	6,876	997,639
First Republic Bank	5,763	1,190,117
Intercontinental Exchange, Inc.	3,728	509,879
KKR & Co., Inc.	14,148	1,054,026
Signature Bank	3,379	1,093,005
		8,915,130
Health Care — 9.01%
10X Genomics, Inc., Class A(a)	1,780	265,149
Danaher Corp.	1,578	519,178
Exact Sciences Corp.(a)	8,271	643,732
Hologic, Inc.(a)	3,302	252,801
Intuitive Surgical, Inc.(a)	880	316,184
Masimo Corp.(a)	5,301	1,552,027
Regeneron Pharmaceuticals, Inc.(a)	1,594	1,006,643
ResMed, Inc.	5,828	1,518,077
Seagen, Inc.(a)	16,655	2,574,863
Teladoc Health, Inc.(a)	5,110	469,200
		9,117,854
Industrials — 1.33%
Cintas Corp.	1,491	660,766
FedEx Corp.	2,660	687,982
		1,348,748
Technology — 25.85%
Analog Devices, Inc.	1,955	343,630
Apple, Inc.	14,955	2,655,559
Arista Networks, Inc.(a)	2,968	426,650
Bentley Systems, Inc.	20,982	1,014,060
Cerner Corp.	6,591	612,106
Cloudflare, Inc., Class A(a)	4,126	542,569
CoStar Group, Inc.(a)	6,424	507,689
Crowdstrike Holdings, Inc., Class A(a)	2,409	493,243
Datadog, Inc.(a)	3,878	690,711
DocuSign, Inc.(a)	2,290	348,790
EPAM Systems, Inc.(a)	1,579	1,055,483

The accompanying notes are an integral part of these financial statements.

ERShares Global Fund

SCHEDULE OF INVESTMENTS (Continued)
December 31, 2021 (Unaudited)

	Shares	Fair Value
Common Stocks (Continued)
United States (Continued)
Technology (Continued)
FleetCor Technologies, Inc.(a)	1,894	$423,953
Fortinet, Inc.(a)	2,531	909,641
HubSpot, Inc.(a)	538	354,623
Microchip Technology, Inc.	13,286	1,156,679
Microsoft Corp.	6,120	2,058,277
Mimecast Ltd.(a)	15,181	1,207,952
Monolithic Power Systems, Inc.	838	413,411
NVIDIA Corp.	6,262	1,841,717
Okta, Inc.(a)	1,600	358,672
Oracle Corp.	15,976	1,393,267
Palantir Technologies, Inc., Class A(a)	12,319	224,329
Paychex, Inc.	3,176	433,524
Phreesia, Inc.(a)	9,572	398,770
QUALCOMM, Inc.	1,629	297,895
salesforce.com, Inc.(a)	1,866	474,207
Square, Inc., Class A(a)	6,542	1,056,598
Synopsys, Inc.(a)	3,943	1,452,996
Twilio, Inc., Class A(a)	2,634	693,638
Veeva Systems, Inc., Class A(a)	4,276	1,092,432
Workday, Inc., Class A(a)	1,770	483,529
Zoom Video Communications, Inc., Class A(a)	2,547	468,419
Zscaler, Inc.(a)	818	262,848
		26,147,867
Total United States		63,126,567

Total Common Stocks (Cost $96,681,414)		99,088,551

The accompanying notes are an integral part of these financial statements.

ERShares Global Fund

SCHEDULE OF INVESTMENTS (Continued)
December 31, 2021 (Unaudited)

	Shares	Fair Value
Money Market Funds — 2.25%
BlackRock Liquidity Funds FedFund Portfolio, Institutional Class, 0.03%(c)(d)	152,900	$152,900
Fidelity Investments Money Market Treasury Only Portfolio, Class I, 0.01%(c)	2,121,754	2,121,754

Total Money Market Funds (Cost $2,274,654)		2,274,654

Total Investments — 100.21% (Cost $98,956,068)		101,363,205
Liabilities in Excess of Other Assets — (0.21)%		(211,901)
Net Assets — 100.00%		$101,151,304

(a)	Non-income producing security.

(b)	All or a portion of the security was on loan as of December 31, 2021. The total value of securities on loan as of December 31, 2021 was $141,085. See Note 2.

(c)	Rate disclosed is the seven day effective yield as of December 31, 2021.

(d)	All or a portion of this security was purchased with cash proceeds from securities lending. Total collateral had a value of $152,900. See Note 2.

The accompanying notes are an integral part of these financial statements.

ERShares US Small Cap Fund

SCHEDULE OF INVESTMENTS SUMMARY TABLE
December 31, 2021 (Unaudited)

% of Net Assets
Communications	5.09%
Consumer Discretionary	5.08%
Consumer Staples	1.65%
Energy	3.53%
Financials	15.49%
Health Care	27.00%
Industrials	10.63%
Materials	0.55%
Real Estate	2.77%
Technology	23.01%
Other Assets and Liabilities	5.20%
Total	100.00%

Portfolio holdings and allocations are subject to change.

ERShares US Small Cap Fund

SCHEDULE OF INVESTMENTS
December 31, 2021 (Unaudited)

	Shares	Fair Value
Common Stocks — 94.80%
Communications — 5.09%
Cardlytics, Inc.(a)	8,204	$542,202
Cargurus, Inc.(a)	33,464	1,125,729
Eventbrite, Inc., Class A(a)	49,050	855,432
HealthStream, Inc.(a)	46,764	1,232,699
Shutterstock, Inc.	5,740	636,451
World Wrestling Entertainment, Inc., Class A	18,161	896,064
Yelp, Inc.(a)	14,469	524,357
		5,812,934
Consumer Discretionary — 5.08%
Advance Auto Parts, Inc.	3,758	901,469
AutoNation, Inc.(a)	3,914	457,351
Bloomin’ Brands, Inc.(a)	32,183	675,199
Carriage Services, Inc.	8,693	560,177
Cheesecake Factory, Inc. (The)(a)	20,000	783,001
Funko, Inc., Class A(a)	26,754	502,975
GrowGeneration Corp.(a)	23,358	304,822
Liquidity Services, Inc.(a)	22,436	495,387
Shake Shack, Inc., Class A(a)	7,759	559,889
Sonic Automotive, Inc., Class A	11,196	553,642
		5,793,912
Consumer Staples — 1.65%
elf Beauty, Inc.(a)	11,475	381,085
Inter Parfums, Inc.	12,396	1,325,132
Vita Coco Company, Inc. (The)(a)	15,902	177,625
		1,883,842
Energy — 3.53%
Ameresco, Inc., Class A(a)	30,501	2,484,002
Antero Resources Corp.(a)	21,353	373,678
Matador Resources Co.	31,551	1,164,862
		4,022,542
Financials — 15.49%
B. Riley Financial, Inc.	14,813	1,316,283
Customers Bancorp, Inc.(a)	7,613	497,662
Evercore, Inc., Class A	8,567	1,163,827
Grid Dynamics Holdings, Inc.(a)	25,621	972,829
HCI Group, Inc.	7,925	662,055
Houlihan Lokey, Inc.	11,937	1,235,718
Kinsale Capital Group, Inc.	4,676	1,112,374
Live Oak Bancshares, Inc.	27,643	2,412,956
Moelis & Company, Class A	8,052	503,331
Pinnacle Financial Partners, Inc.	22,242	2,124,111

The accompanying notes are an integral part of these financial statements.

ERShares US Small Cap Fund

SCHEDULE OF INVESTMENTS (Continued)
December 31, 2021 (Unaudited)

	Shares	Fair Value
Common Stocks (Continued)
Financials (Continued)
Preferred Bank	18,390	$1,320,218
Stifel Financial Corp.	24,808	1,746,980
Triumph Bancorp, Inc.(a)	11,759	1,400,262
Trupanion, Inc.(a)	9,149	1,207,942
		17,676,548
Health Care — 27.00%
ACADIA Pharmaceuticals, Inc.(a)	22,075	515,231
Alector, Inc.(a)	27,919	576,527
Alkermes PLC(a)	67,351	1,566,585
Amedisys, Inc.(a)	15,094	2,443,416
Arrowhead Pharmaceuticals, Inc.(a)	3,893	258,106
Beam Therapeutics, Inc.(a)	7,472	595,444
Blueprint Medicines Corp.(a)	7,667	821,212
Castle Biosciences, Inc.(a)	24,429	1,047,271
Corcept Therapeutics, Inc.(a),(b)	72,794	1,441,321
CRISPR Therapeutics AG(a)	2,167	164,215
Eagle Pharmaceuticals, Inc.(a)	19,276	981,534
Editas Medicine, Inc.(a)	21,537	571,807
Ensign Group, Inc. (The)	26,541	2,228,382
Fate Therapeutics, Inc.(a)	10,200	596,802
GLOBAL BLOOD THE(a)	22,461	657,433
Globus Medical, Inc., Class A(a)	19,981	1,442,628
Inotiv, Inc.(a)	13,195	555,114
Intellia Therapeutics, Inc.(a)	4,862	574,883
iRadimed Corp.(a)	14,261	659,001
Kodiak Sciences, Inc.(a)	1,750	148,365
LeMaitre Vascular, Inc.	44,386	2,229,509
LHC Group, Inc.(a)	7,734	1,061,337
Madrigal Pharmaceuticals, Inc.(a)	18,249	1,546,420
Medpace Holdings, Inc.(a)	8,698	1,893,033
Merit Medical Systems, Inc.(a)	28,777	1,792,807
Natera, Inc.(a)	7,637	713,219
Select Medical Holdings Corp.	18,969	557,689
Semler Scientific, Inc.(a)	5,386	493,627
Shockwave Medical, Inc.(a)	1,200	213,996
Supernus Pharmaceuticals, Inc.(a)	15,964	465,510
Twist Bioscience Corp.(a)	5,397	417,674
Vir Biotechnology, Inc.(a)	14,872	622,691
Zynex, Inc.(b)	94,847	945,625
		30,798,414

The accompanying notes are an integral part of these financial statements.

ERShares US Small Cap Fund

SCHEDULE OF INVESTMENTS (Continued)
December 31, 2021 (Unaudited)

	Shares	Fair Value
Common Stocks (Continued)
Industrials — 10.63%
AAON, Inc.	5,394	$428,445
Allegiant Travel Co.(a)	3,198	598,154
Blink Charging Co.(a),(b)	8,559	226,899
Bloom Energy Corp., Class A(a)	25,543	560,158
Clean Harbors, Inc.(a)	10,436	1,041,200
Colfax Corp.(a)	41,088	1,888,816
Forrester Research, Inc.(a)	14,826	870,731
Hillenbrand, Inc.	7,072	367,673
Insperity, Inc.	19,844	2,343,775
Mistras Group, Inc.(a)	3,470	25,782
Napco Security Technologies, Inc.(a)	8,494	424,530
R1 RCM, Inc.(a)	31,956	814,558
Titan Machinery, Inc.(a)	48,249	1,625,509
Volta, Inc.(a),(b)	124,725	915,482
		12,131,712
Materials — 0.55%
Encore Wire Corp.	4,419	632,359

Real Estate — 2.77%
eXp World Holdings, Inc.	58,448	1,969,114
Gladstone Land Corp.	25,818	871,616
Newmark Group, Inc., Class A	17,182	321,303
		3,162,033
Technology — 23.01%
Altair Engineering, Inc., Class A(a)	7,076	547,116
Ambarella, Inc.(a)	7,109	1,442,345
Appfolio, Inc., Class A(a),(b)	12,843	1,554,773
Asana, Inc., Class A(a)	14,204	1,058,908
Box, Inc., Class A(a)	23,140	606,037
ExlService Holdings, Inc.(a)	15,169	2,196,017
Fastly, Inc.(a),(b)	24,786	878,664
II-VI, Inc.(a)	22,396	1,530,319
Impinj, Inc.(a)	14,370	1,274,619
Lattice Semiconductor Corp.(a)	8,551	658,940
MaxLinear, Inc., A(a)	9,623	725,478
Mimecast Ltd.(a)	12,610	1,003,378
Omnicell, Inc.(a)	8,480	1,530,131
PagerDuty, Inc.(a)	29,434	1,022,832
Phreesia, Inc.(a)	13,952	581,240
Rapid7, Inc.(a)	5,142	605,162
Sanmina Corp.(a)	25,856	1,071,990

The accompanying notes are an integral part of these financial statements.

ERShares US Small Cap Fund

SCHEDULE OF INVESTMENTS (Continued)
December 31, 2021 (Unaudited)

	Shares	Fair Value
Common Stocks (Continued)
Technology (Continued)
Sprout Social, Inc., Class A(a)	9,835	$891,936
Super Micro Computer, Inc.(a)	49,232	2,163,746
Tenable Holdings, Inc.(a)	9,312	512,812
TTEC Holdings, Inc.	17,328	1,569,050
Vicor Corp.(a)	15,142	1,922,731
Vuzix Corp.(a),(b)	38,911	337,358
Zuora, Inc.(a)	30,358	567,087
		26,252,669
Total Common Stocks (Cost $99,889,191)		108,166,965

Money Market Funds — 9.27%
BlackRock Liquidity Funds FedFund Portfolio, Institutional Class, 0.03%(c)(d)	4,572,659	4,572,659
Fidelity Investments Money Market Treasury Only Portfolio, Class I, 0.01%(c)	6,001,921	6,001,921

Total Money Market Funds (Cost $10,574,580)		10,574,580

Total Investments — 104.07% (Cost $110,463,771)		118,741,545
Liabilities in Excess of Other Assets — (4.07)%		(4,639,466)
Net Assets — 100.00%		$114,102,079

(a)	Non-income producing security.

(b)	All or a portion of the security was on loan as of December 31, 2021. The total value of securities on loan as of December 31, 2021 was $4,394,085. See Note 2.

(c)	Rate disclosed is the seven day effective yield as of December 31, 2021.

(d)	All or a portion of this security was purchased with cash proceeds from securities lending. Total collateral had a value of $4,572,659. See Note 2.

The accompanying notes are an integral part of these financial statements.

ERShares US Large Cap Fund

SCHEDULE OF INVESTMENTS SUMMARY TABLE
December 31, 2021 (Unaudited)

% of Net Assets
Communications	15.76%
Consumer Discretionary	19.16%
Financials	7.21%
Health Care	14.25%
Industrials	2.43%
Real Estate	2.27%
Technology	33.81%
Other Assets and Liabilities	5.11%
Total	100.00%

Portfolio holdings and allocations are subject to change.

ERShares US Large Cap Fund

SCHEDULE OF INVESTMENTS
December 31, 2021 (Unaudited)

	Shares	Fair Value
Common Stocks — 94.89%
Communications — 15.76%
Alphabet, Inc., Class A(a)	1,917	$5,553,626
Facebook, Inc., Class A(a)	16,555	5,568,274
Netflix, Inc.(a)	1,041	627,140
Spotify Technology S.A.(a)	4,672	1,093,388
		12,842,428
Consumer Discretionary — 19.16%
Advance Auto Parts, Inc.	9,235	2,215,292
Amazon.com, Inc.(a)	1,316	4,387,992
Copart, Inc.(a)	11,155	1,691,321
Etsy, Inc.(a)	10,737	2,350,759
MercadoLibre, Inc.(a)	1,311	1,767,752
RH(a)	1,526	817,844
Service Corp. International	33,503	2,378,378
		15,609,338
Financials — 7.21%
BlackRock, Inc.	4,023	3,683,298
Intercontinental Exchange, Inc.	8,354	1,142,577
Stifel Financial Corp.	14,934	1,051,652
		5,877,527
Health Care — 14.25%
Danaher Corp.	7,108	2,338,603
Masimo Corp.(a)	8,814	2,580,563
Regeneron Pharmaceuticals, Inc.(a)	1,952	1,232,727
ResMed, Inc.	5,448	1,419,095
Seagen, Inc.(a)	15,675	2,423,355
United Therapeutics Corp.(a)	7,473	1,614,766
		11,609,109
Industrials — 2.43%
Cintas Corp.	4,468	1,980,084

Real Estate — 2.27%
Kimco Realty Corp.	74,909	1,846,507

The accompanying notes are an integral part of these financial statements.

ERShares US Large Cap Fund

SCHEDULE OF INVESTMENTS (Continued)
December 31, 2021 (Unaudited)

	Shares	Fair Value
Common Stocks (Continued)
Technology — 33.81%
Apple, Inc.	41,199	$7,315,706
EPAM Systems, Inc.(a)	2,581	1,725,269
Microsoft Corp.	21,205	7,131,666
Omnicell, Inc.(a)	19,737	3,561,344
Oracle Corp.	25,059	2,185,395
SS&C Technologies Holdings, Inc.	18,341	1,503,595
Synopsys, Inc.(a)	11,187	4,122,410
		27,545,385
Total Common Stocks (Cost $67,327,044)		77,310,378

Money Market Funds — 5.40%
Fidelity Investments Money Market Treasury Only Portfolio, Class I, 0.01%(b)	4,396,492	4,396,492

Total Money Market Funds (Cost $4,396,492)		4,396,492

Total Investments — 100.29% (Cost $71,723,536)		81,706,870
Liabilities in Excess of Other Assets — (0.29)%		(239,820)
Net Assets — 100.00%		$81,467,050

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day effective yield as of December 31, 2021.

The accompanying notes are an integral part of these financial statements.

EntrepreneurShares Series Trust

STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2021 (Unaudited)

	ERShares	ERShares	ERShares
	Global	US Small	US Large
	Fund	Cap Fund	Cap Fund
Assets
Investments, at cost	$98,956,068	$110,463,771	$71,723,536
Investments at fair value(a)	101,363,205	118,741,545	81,706,870
Cash	55,144	—	—
Dividends and interest receivable	16,875	28,573	10,787
Securities lending income receivable	565	5,627	389
Tax reclaims receivable	25,750	496	366
Prepaid expenses	5,727	16,672	8,779
Total Assets	101,467,266	118,792,913	81,727,191

Liabilities
Collateral due to broker for securities loaned	152,900	4,572,659	—
Payable for fund shares redeemed	—	—	153,779
Payable to Adviser	106,485	69,443	56,005
Payable to Administrator	5,563	5,660	5,058
Payable to trustees	1,558	2,135	2,087
Accrued expenses and other liabilities	49,456	40,937	43,212
Total Liabilities	315,962	4,690,834	260,141
Net Assets	$101,151,304	$114,102,079	$81,467,050

Net Assets consist of:
Paid-in capital	109,738,584	108,974,358	80,454,832
Accumulated earnings (deficits)	(8,587,280)	5,127,721	1,012,218
Net Assets	$101,151,304	$114,102,079	$81,467,050
Institutional Class
Net Assets	$101,151,304	$114,102,079	$81,467,050
Shares outstanding (unlimited number of shares authorized, $0.01 par value)	7,009,528	14,845,530	11,823,701
Net asset value, offering and redemption price per share	$14.43	$7.69	$6.89
Redemption price per share (NAV * 98%)(b)	$14.14	$7.54	$6.75

(a)	Includes securities on loan of $141,085, $4,394,085 and $-, respectively (see Note 2).

(b)	Each Fund charges a 2.00% redemption fee on shares redeemed within 5 business days of purchase. Shares are redeemed at the NAV if held longer than five business days. See Note 8.

The accompanying notes are an integral part of these financial statements.

EntrepreneurShares Series Trust

STATEMENTS OF OPERATIONS
For the six months ended December 31, 2021 (Unaudited)

	ERShares	ERShares	ERShares
	Global	US Small	US Large
	Fund	Cap Fund	Cap Fund
Investment Income
Dividend income (net of foreign taxes withheld of $10,416, $— and $180)	$163,984	$1,663,337	$209,148
Interest income	258	307	297
Securities lending income	5,355	36,329	9,053
Total investment income	159,181	1,699,973	218,318

Expenses
Advisory fees	699,424	508,271	481,971
Fund accounting and administration fees	24,962	28,123	30,454
Custodian fees	11,963	3,338	3,724
Registration fees	8,515	6,789	12,376
Auditing fees	7,894	7,894	7,894
Legal fees	5,356	6,581	7,216
Transfer agent	5,274	5,780	5,592
Trustees’ fees and expenses	3,042	3,706	4,082
Shareholder reporting fees	2,025	3,647	3,988
Pricing fees	1,513	877	733
Insurance expense	546	2,836	2,159
Miscellaneous	3,809	3,407	3,253
Total expenses	774,323	581,249	563,442
Fees contractually waived by Adviser	—	(5,794)	(6,879)
Net operating expenses	774,323	575,455	556,563
Net investment income (loss)	(615,142)	1,124,518	(338,245)

Net Realized and Change in Unrealized Gain (Loss) on Investments
Net realized gain (loss) on:
Investments	(5,465,597)	2,273,129	(66,009)
Foreign currency transactions	256	—	—
Net realized gain (loss)	(5,465,341)	2,273,129	(66,009)

Change in unrealized depreciation on:
Investments	(10,111,761)	(15,687,596)	(8,009,607)
Foreign currency translations	(1,222)	—	—
Net change in unrealized loss	(10,112,983)	(15,687,596)	(8,009,607)
Net realized and change in unrealized loss on investments	(15,578,324)	(13,414,467)	(8,075,616)
Net decrease in net assets resulting from operations	$(16,193,466)	$(12,289,949)	$(8,413,861)

The accompanying notes are an integral part of these financial statements.

EntrepreneurShares Series Trust

STATEMENTS OF CHANGES IN NET ASSETS

	ERShares Global Fund		ERShares US Small Cap Fund
	For the		For the
	Six Months		Six Months
	Ended	For the	Ended	For the
	December 31,	Year Ended	December 31,	Year Ended
	2021	June 30, 2021	2021	June 30, 2021
	(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$(615,142)	$(516,847)	$1,124,518	$(802,699)
Net realized gain (loss) on investments and foreign currency transactions	(5,465,341)	25,372,943	2,273,129	64,226,499
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	(10,112,983)	164,646	(15,687,596)	655,048
Net increase (decrease) in net assets resulting from operations	(16,193,466)	25,020,742	(12,289,949)	64,078,848

Distributions to Shareholders from Earnings
Institutional Class
Distributions	(23,252,220)	(6,630,435)	(49,552,856)	(30,803,421)
Total distributions to shareholders	(23,252,220)	(6,630,435)	(49,552,856)	(30,803,421)

Capital Transactions
Institutional Class
Proceeds from shares sold	52,736	50,836,900	230,420	5,237,380
Proceeds from redemption fees(a)	—	23	—	228
Reinvestment of distributions	22,881,165	5,884,564	49,505,052	30,801,244
Cost of shares redeemed	(3,963,862)	(4,718,681)	(27,419,062)	(79,513,650)
Net increase (decrease) in net assets resulting from capital transactions	18,970,039	52,002,806	22,316,410	(43,474,798)
Total Increase (Decrease) in Net Assets	(20,475,647)	70,393,113	(39,526,395)	(10,199,371)

Net Assets
Beginning of period	121,626,951	51,233,838	153,628,474	163,827,845
End of period	$101,151,304	$121,626,951	$114,102,079	$153,628,474

Share Transactions
Shares sold	2,831	2,470,158	17,210	318,094
Shares issued in reinvestment of distributions	1,619,333	268,212	6,513,823	1,845,491
Shares redeemed	(186,955)	(210,205)	(1,904,060)	(5,589,633)
Net increase (decrease) in shares outstanding	1,435,209	2,528,165	4,626,973	(3,426,048)

(a)	Each Fund charges a 2.00% redemption fee on shares redeemed within 5 busniess days of purchase. Shares are redeemed at the NAV if held longer than 60 days

The accompanying notes are an integral part of these financial statements.

EntrepreneurShares Series Trust

STATEMENTS OF CHANGES IN NET ASSETS

	ERShares US Large Cap Fund
	For the
	Six Months
	Ended	For the
	December 31,	Year Ended
	2021	June 30, 2021
	(Unaudited)
Increase (Decrease) in Net Assets from:
Operations:
Net investment loss	$(338,245)	$(945,910)
Net realized gain (loss) on investments and foreign currency transactions	(66,009)	46,371,557
Net change in unrealized depreciation on investments and foreign currency translations	(8,009,607)	(11,660,317)
Net increase (decrease) in net assets resulting from operations	(8,413,861)	33,765,330

Distributions to Shareholders from Earnings
Institutional Class
Distributions	(47,214,309)	(36,057,302)
Total distributions to shareholders	(47,214,309)	(36,057,302)

Capital Transactions
Institutional Class
Proceeds from shares sold	279,798	4,235,322
Proceeds from redemption fees(a)	—	392
Reinvestment of distributions	47,205,448	36,005,767
Cost of shares redeemed	(70,161,914)	(29,486,084)
Net increase (decrease) in net assets resulting from capital transactions	(22,676,668)	10,755,397
Total Increase (Decrease) in Net Assets	(78,304,838)	8,463,425

Net Assets
Beginning of period	159,771,888	151,308,463
End of period	$81,467,050	$159,771,888

Share Transactions
Shares sold	16,021	218,367
Shares issued in reinvestment of distributions	6,962,455	1,794,904
Shares redeemed	(4,291,135)	(1,831,784)
Net increase in shares outstanding	2,687,341	181,487

(a)	The Fund charges a 2.00% redemption fee on shares redeemed within 5 busniess days of purchase. Shares are redeemed at the NAV if held longer than 60 days

The accompanying notes are an integral part of these financial statements.

ERShares Global Fund

FINANCIAL HIGHLIGHTS – Institutional Class

(For a share outstanding during each period)

	For the Six
	Months		For the		For the	For the	For the	For the
	Ended		Year Ended		Year Ended	Year Ended	Year Ended	Year Ended
	December 31,		June 30,		June 30,	June 30,	June 30,	June 30,
	2021		2021		2020	2019	2018	2017
	(Unaudited)
Selected Per Share Data:
Net asset value, beginning of period	$21.82		$16.82		$15.78	$16.07	$14.65	$11.81
Investment operations:
Net investment loss(a)	(0.11)		(0.14)		(0.08)	(0.06)	(0.10)	(0.07)
Net realized and unrealized gain (loss)	(2.97)		7.32		1.61	0.16	2.77	2.91
Total from investment operations	(3.08)		7.18		1.53	0.10	2.67	2.84
Less distributions to shareholders from:
Net investment income	(0.15)		—		—	—	—	—
Net realized gains	(4.16)		(2.18)		(0.49)	(0.39)	(1.25)	—
Total distributions	(4.31)		(2.18)		(0.49)	(0.39)	(1.25)	—
Paid in capital from redemption fees	—		—	(b)	— (b)	— (b)	— (b)	—
Net asset value, end of period	$14.43		$21.82		$16.82	$15.78	$16.07	$14.65
Total Return(c)	(13.68	)% (d)	42.63%		9.80%	1.11%	18.65%	24.05%
Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$101,151		$121,627		$51,234	$63,784	$63,082	$26,933
Ratio of expenses to average net assets:
Before fees waived	1.39	% (e)	1.44%		1.49%	1.47%	1.53%	1.74%
After fees waived	1.39	% (e)	1.44%		1.49%	1.56%	1.70%	1.70%
Ratio of net investment income (loss) to average net assets:
Before fees waived	(1.10	)% (e)	(0.67)%		(0.51)%	(0.27)%	(0.47)%	(0.57)%
After fees waived	(1.10	)% (e)	(0.67)%		(0.51)%	(0.36)%	(0.64)%	(0.53)%
Portfolio turnover rate	110	% (d)	477	% (f)	61%	23%	38%	65%

(a)	Based on average shares outstanding during the period.

(b)	Rounds to less than $0.005 per share.

(c)	Total returns would have been lower/higher had certain expenses not been waived/recovered by the advisor (see Note 3). Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

(d)	Not annualized.

(e)	Annualized.

(f)	The Fund experienced an unusual interest rate environment combined with volatile markets resulting from inflationary concerns. These two factors posed potential adverse effects to the Fund. Thus, the portfolio manager engaged in temporary defensive positions as well as positioned the Fund to take the best advantage of the environment it was facing. These two actions, combined with a reversion of the defensive positions, resulted in an increased turnover for the Fund.

The accompanying notes are an integral part of these financial statements.

ERShares US Small Cap Fund

FINANCIAL HIGHLIGHTS – Institutional Class

(For a share outstanding during each period)

	For the Six
	Months		For the		For the		For the	For the	For the
	Ended		Year Ended		Year Ended		Year Ended	Year Ended	Year Ended
	December 31,		June 30,		June 30,		June 30,	June 30,	June 30,
	2021		2021		2020		2019	2018	2017
	(Unaudited)
Selected Per Share Data:
Net asset value, beginning of period	$15.03		$12.01		$12.71		$15.27	$12.75	$9.72
Investment operations:
Net investment income (loss)(a)	0.12		(0.06)		(0.01)		— (b)	(0.02)	0.01
Net realized and unrealized gain (loss)	(1.53)		5.35		0.11		(0.28)	3.89	3.04
Total from investment operations	(1.41)		5.29		0.10		(0.28)	3.87	3.05
Less distributions to shareholders from:
Net investment income	(0.16)		—		(0.01)		—	—	(0.02)
Net realized gains	(5.77)		(2.27)		(0.79)		(2.28)	(1.35)	—
Total distributions	(5.93)		(2.27)		(0.80)		(2.28)	(1.35)	(0.02)
Paid in capital from redemption fees	—		—	(b)	—	(b)	— (b)	— (b)	—
Net asset value, end of period	$7.69		$15.03		$12.01		$12.71	$15.27	$12.75
Total Return(c)	(8.94	)% (d)	42.19%		0.86%		1.58%	32.42%	31.39%
Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$114,102		$153,628		$163,828		$160,710	$159,435	$120,847
Ratio of expenses to average net assets:
Before fees waived	0.86	% (e)	0.87%		0.90%		0.89%	0.90%	0.90%
After fees waived	0.85	% (e)	0.85%		0.85%		0.85%	0.85%	0.85%
Ratio of net investment income (loss) to average net assets:
Before fees waived	1.65	% (e)	(0.43)%		(0.10)%		(0.05)%	(0.16)%	(0.18)%
After fees waived	1.66	% (e)	(0.41)%		(0.05)%		(0.01)%	(0.11)%	(0.13)%
Portfolio turnover rate	70	% (d)	439	% (f)	139	% (g)	43%	72%	53%

(a)	Based on average shares outstanding during the period.

(b)	Rounds to less than $0.005 per share.

(c)	Total returns would have been lower/higher had certain expenses not been waived/recovered by the advisor (see Note 3). Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

(d)	Not annualized.

(e)	Annualized.

(f)	The Fund experienced an unusual interest rate environment combined with volatile markets resulting from inflationary concerns. These two factors posed potential adverse effects to the Fund. Thus, the portfolio manager engaged in temporary defensive positions as well as positioned the Fund to take the best advantage of the environment it was facing. These two actions, combined with a reversion of the defensive positions, resulted in an increased turnover for the Fund.

(g)	Given the abnormal market circumstances resulting from the COVID-19 situation, the Fund had taken a temporary defensive position. As the market started to recover, the Fund has been reversing its temporary defensive position. This temporary implementation and reversion of the defensive position increased the Fund’s turnover.

The accompanying notes are an integral part of these financial statements.

ERShares US Large Cap Fund

FINANCIAL HIGHLIGHTS – Institutional Class

(For a share outstanding during each period)

	For the Six
	Months		For the		For the		For the	For the	For the
	Ended		Year Ended		Year Ended		Year Ended	Year Ended	Year Ended
	December 31,		June 30,		June 30,		June 30,	June 30,	June 30,
	2021		2021		2020		2019	2018	2017
	(Unaudited)
Selected Per Share Data:
Net asset value, beginning of period	$17.49		$16.90		$15.17		$14.75	$12.61	$10.65
Investment operations:
Net investment income (loss)(a)	(0.04)		(0.10)		(0.03)		— (b)	(0.02)	0.04
Net realized and unrealized gain (loss)	(1.03)		4.72		2.73		0.69	3.48	2.10
Total from investment operations	(1.07)		4.62		2.70		0.69	3.46	2.14
Less distributions to shareholders from:
Net investment income	(0.14)		—		—		—	(0.01)	(0.06)
Net realized gains	(9.39)		(4.03)		(0.97)		(0.27)	(1.31)	(0.12)
Total distributions	(9.53)		(4.03)		(0.97)		(0.27)	(1.32)	(0.18)
Paid in capital from redemption fees	—		—	(b)	—	(b)	— (b)	— (b)	—
Net asset value, end of period	$6.89		$17.49		$16.90		$15.17	$14.75	$12.61
Total Return(c)	(5.25	)% (d)	24.30%		18.50%		5.09%	28.67%	20.26%
Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$81,467		$159,772		$151,308		$133,321	$124,392	$107,823
Ratio of expenses to average net assets:
Before fees waived	0.76	% (e)	0.76%		0.80%		0.79%	0.81%	0.82%
After fees waived	0.75	% (e)	0.75%		0.75%		0.75%	0.75%	0.75%
Ratio of net investment income (loss) to average net assets:
Before fees waived	(0.47	)% (e)	(0.54)%		(0.24)%		(0.07)%	(0.18)%	0.26%
After fees waived	(0.46	)% (e)	(0.53)%		(0.19)%		(0.03)%	(0.12)%	0.33%
Portfolio turnover rate	74	% (d)	584	% (f)	149	% (g)	—%	43%	43%

(a)	Based on average shares outstanding during the period.

(b)	Rounds to less than $0.005 per share.

(c)	Total returns would have been lower/higher had certain expenses not been waived/recovered by the advisor (see Note 3). Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

(d)	Not annualized.

(e)	Annualized.

(f)	The Fund experienced an unusual interest rate environment combined with volatile markets resulting from inflationary concerns. These two factors posed potential adverse effects to the Fund. Thus, the portfolio manager engaged in temporary defensive positions as well as positioned the Fund to take the best advantage of the environment it was facing. These two actions, combined with a reversion of the defensive positions, resulted in an increased turnover for the Fund.

(g)	Given the abnormal market circumstances resulting from the COVID-19 situation, the Fund had taken a temporary defensive position. As the market started to recover, the Fund has been reversing its temporary defensive position. This temporary implementation and reversion of the defensive position increased the Fund’s turnover.

The accompanying notes are an integral part of these financial statements.

EntrepreneurShares Series Trust

NOTES TO FINANCIAL STATEMENTS
December 31, 2021 (Unaudited)

1.	ORGANIZATION

EntrepreneurShares™ Series Trust, a Delaware statutory trust (the “Trust”), was formed on July 1, 2010, and has authorized capital of unlimited shares of beneficial interest. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and is authorized to issue multiple series and classes of shares. The ERShares Global Fund formerly known as the EntrepreneurShares Global Fund (the “Global Fund”), the ERShares US Small Cap Fund formerly known as the Entrepreneur U.S. Small Cap Fund (the “US Small Cap Fund”), and the ERShares US Large Cap Fund formerly known as the Entrepreneur U.S. Large Cap Fund (the “US Large Cap Fund”) (each separately a “Fund”, or collectively, “the Funds”) are each classified as a “diversified” series, as defined in the 1940 Act. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 – Investment Companies including Accounting Standards Update (“ASU”) 2013-08. The Global Fund commenced operations on November 11, 2010. The US Small Cap Fund commenced operations on December 17, 2013. The US Large Cap Fund commenced operations on June 30, 2014.

The investment objective of the Global Fund is long-term capital appreciation. The Global Fund seeks to achieve its objective by investing in equity securities of global companies with market capitalizations that are above $300 million at the time of initial purchase and possess entrepreneurial characteristics, as determined by EntrepreneurShares, LLC, the “Sub Advisor”, the Global Fund’s Sub-Advisor, and Seaport Global Advisors, LLC formerly known as Weston Capital Advisors, LLC, the Global Fund’s investment advisor (the “Global Advisors”). Dr. Joel M. Shulman has been the Global Fund’s portfolio manager since November 11, 2010 and Managing Director of the Advisor and President of the Sub-Advisor.

The investment objective of the US Small Cap Fund is long-term capital appreciation. The US Small Cap Fund seeks to achieve its objective by investing at least 80% of its net assets (plus any borrowing for investment purposes) in equity securities of U.S. companies with market capitalization that are below that of the largest member of the Russell 2000 Index at the time of initial purchase and possess entrepreneurial characteristics, as determined by Capital Impact Advisors, LLC (the “Advisor”, collectively with the Global Advisor, the “Advisors”), the US Small Cap Fund’s investment advisor. Dr. Joel M. Shulman has been the US Small Cap Fund’s portfolio manager since December 17, 2013 and Chief Executive Officer of the Advisor.

The investment objective of the US Large Cap Fund is long-term capital appreciation. The US Large Cap Fund seeks to achieve its objective by investing in equity securities of large capitalization U.S. companies with market capitalizations that are above $5 billion at the time of initial purchase and possess entrepreneurial characteristics, as determined by Capital Impact Advisors, LLC, the US Large Cap Fund’s investment advisor. Dr. Joel M. Shulman has been the US Large Cap Fund’s portfolio manager since June 30, 2014 and is Managing Director of the Advisor.

The Global Fund has registered three classes of shares: Class A shares, Retail Class shares and Institutional Class shares. The US Small Cap Fund and US Large Cap Fund each have registered two classes of shares: Institutional Class shares and Retail Class shares. Each share represents an equal proportionate interest in the assets and liabilities belonging to the applicable class and is entitled to such dividends and distributions out of income belonging to the applicable class as are declared by the EntrepreneurShares Series Trust Board of Trustees (the “Board”). On matters that affect the Fund as a whole, each class has the same voting and other rights and preferences as any other class. On matters that affect only one class, only shareholders of that class may vote. Each class votes separately on matters affecting only that class, or on matters expressly required to be voted on separately by state or federal law. Shares of each class of a series have the same voting and other rights and preferences as the other classes and series of the Trust for matters that affect the Trust as a whole. Currently, only Institutional Class shares of each of the Global Fund, US Small Cap Fund and US Large Cap are being offered.

EntrepreneurShares Series Trust

NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2021 (Unaudited)

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Investment Valuation

The following is a summary of the Funds’ pricing procedures. It is intended to be a general discussion and may not necessarily reflect all pricing procedures followed by the Funds.

In determining the net asset value (“NAV”) of the Funds’ shares, securities that are listed on a national securities exchange (other than the National Association of Securities Dealers’ Automatic Quotation System (“NASDAQ”)) are valued at the last sale price on the day the valuation is made. Securities that are traded on NASDAQ under one of its three listing tiers, NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market, are valued at the NASDAQ Official Closing Price. Price information on listed securities is taken from the exchange where the security is primarily traded. Securities which are listed on an exchange but which are not traded on the valuation date are valued at the most recent bid price.

Unlisted securities held by the Funds are valued at the average of the quoted bid and ask prices in the over-the-counter market. Securities and other assets for which market quotations are not readily available are valued at their fair value as determined in good faith under procedures established by and under the general supervision and responsibility of the EntrepreneurShares Series Trust Board of Trustees (the “Board”). Investments in registered open-end investment companies other than exchange-traded funds are valued at the reported NAV.

Short-term investments with 61 days or more to maturity at time of purchase are valued at fair market value through the 61st day prior to maturity, based on quotations received from market makers or other appropriate sources; thereafter, they are generally valued at amortized cost. There is no definitive set of circumstances under which the Funds may elect to use fair value procedures to value a security. Types of securities that the Funds may hold for which fair value pricing might be required include, but are not limited to: (a) illiquid securities, including restricted securities and private placements for which there is no public market; (b) options not traded on a securities exchange; (c) securities of an issuer that has entered into a restructuring; (d) securities whose trading has been halted or suspended, as permitted by the Securities and Exchange Commission (the “SEC”); (e) foreign securities, if an event or development has occurred subsequent to the close of the foreign market and prior to the close of regular trading on the New York Stock Exchange that would materially affect the value of the security; and (f) fixed income securities that have gone into default and for which there is not a current market value quotation.

Valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations. There can be no assurance that the Funds could obtain the fair value price assigned to a security upon sale.

Securities that are not listed on an exchange are valued by the Funds’ Advisors, under the supervision of the Board. There is no single standard for determining the fair value of a security. Rather, in determining the fair value of a security, the Advisors and the Board take into account the relevant factors and surrounding circumstances, which may include: (1) the nature and pricing history (if any) of the security; (2) whether any dealer quotations for the security are available; (3) possible valuation methodologies that could be used to determine the fair value of the security; (4) the recommendation of the portfolio manager of the Funds with respect to the valuation of the security; (5) whether the same or similar securities are held by other funds managed by the Advisors or other funds and the method used to price the security in those funds; (6) the extent to which the fair value to be determined for the security will result from the use of data or formulae produced by third parties independent of the Advisors; and (7) the liquidity or illiquidity of the market for the security.

EntrepreneurShares Series Trust

NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2021 (Unaudited)

Fair Value Measurement

The Funds have adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the year and expanded disclosure of valuation levels for major security types. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurement) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

Level 1:	Unadjusted quoted prices in active markets for identical assets that the Funds have the ability to access at the measurement date;

Level 2:	Observable inputs other than quoted prices included in Level 1 that are observable for the asset either directly or indirectly. These inputs may include quoted prices for identical instruments on inactive markets, quoted prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates, and similar data;

Level 3:	Significant unobservable inputs for the asset to the extent that relevant observable inputs are not available, representing the Funds’ own assumptions that a market participant would use in valuing the asset, and would be based on the best information available.

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Funds. The Funds consider observable data to be that market data, which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Funds’ perceived risk of that instrument.

Investments whose values are based on quoted market prices in active markets, and are therefore classified within Level 1, include active listed equities and real estate investment trusts, and certain money market securities. Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. During the six months ended December 31, 2021, the Funds did not hold any instrument which used significant unobservable inputs (Level 3) in determining fair value. The tables below are a summary of the inputs used to value the Funds’ investments as of December 31, 2021.

Global Fund*	Level 1	Level 2	Level 3	Total
Common Stocks	$99,088,551	$—	$—	$99,088,551
Money Market Funds	2,274,654	—	—	2,274,654
Total Investments	$101,363,205	$—	$—	$101,363,205

EntrepreneurShares Series Trust

NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2021 (Unaudited)

US Small Cap Fund*	Level 1	Level 2	Level 3	Total
Common Stocks	$108,166,965	$—	$—	$108,166,965
Money Market Funds	10,574,580	—	—	10,574,580
Total Investments	$118,741,545	$—	$—	$118,741,545

US Large Cap Fund*	Level 1	Level 2	Level 3	Total
Common Stocks	$77,310,378	$—	$—	$77,310,378
Money Market Funds	4,396,492	—	—	4,396,492
Total Investments	$81,706,870	$—	$—	$81,706,870

*	For further information regarding security characteristic, please see the Schedules of Investments.

The Funds did not hold any investments at the end of the reporting period for which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

Use of Estimates and Indemnifications

The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in these financial statements. Actual results could differ from those estimates.

In the normal course of business, the Trust, on behalf of the Funds, enters into contracts that contain a variety of representations which provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown; however, the Trust has not had claims or losses pursuant to these contracts and the Trust expects any risk of loss to be remote.

Federal Income Taxes

The Funds intend to continue to qualify as “regulated investment companies” under Sub-chapter M of the Internal Revenue Code of 1986, as amended. If so qualified, the Funds will not be subject to federal income tax to the extent they distribute substantially all of their net investment income and net realized gains to shareholders.

The Funds have reviewed all open tax years and major jurisdictions and concluded that the Funds did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority for the six months ended December 31, 2021. The Funds would recognize interest and penalties, if any, related to uncertain tax benefits in the Statements of Operations. During the six months ended December 31, 2021, the Funds did not incur any interest or penalties. Tax returns filed within the prior three years remain subject to examination by federal and state tax authorities.

Distribution to Shareholders

The Funds intend to continue to distribute to their shareholders any net investment income and any net realized long or short-term capital gains, if any, at least annually. Distributions are recorded on the ex-dividend date. The Funds may periodically make reclassifications among certain of their capital accounts as a result of the characterization of certain income and realized gains determined annually in accordance with federal tax regulations that may differ from U.S. GAAP.

EntrepreneurShares Series Trust

NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2021 (Unaudited)

Allocation of Expenses

Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds by or under the direction of the Board in such a manner as the Board determine to be fair and equitable.

Foreign Currency Transactions

The Funds’ books and records are maintained in U.S. dollars. Foreign currency denominated transactions (i.e., fair value of investment securities, assets and liabilities, purchases and sales of investment securities and income and expenses) are translated into U.S. dollars at the current rate of exchange on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Funds do not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such fluctuations are included in net realized and unrealized gain or (loss) on investments in the Statements of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, foreign taxes withheld, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains (losses) arise from the changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

Investment Transactions and Investment Income

Investment transactions are recorded on the trade date. Dividend income, less any foreign tax withheld, is recognized on the ex-dividend date and interest income is recognized on an accrual basis, including amortization/accretion of premiums or discounts. Net realized gains or losses are determined using the high cost identification method.

Securities Lending

The Funds may lend portfolio securities constituting up to 33-1/3% of its total assets (as permitted by the 1940 Act) to unaffiliated broker-dealers, banks or other recognized institutional borrowers of securities, provided that the borrower at all times maintains cash, U.S. government securities or equivalent collateral or provides an irrevocable letter of credit in favor of the Fund equal in value to at least 102% of the value of loaned domestic securities and 105% of the value of loaned foreign securities on a daily basis. During the time portfolio securities are on loan, the borrower pays the lending Fund an amount equivalent to any dividends or interest paid on such securities, and such Fund may receive an agreed-upon amount of interest income from the borrower who delivered equivalent collateral or provided a letter of credit. Loans are subject to termination at the option of a Fund or the borrower. A Fund may pay reasonable administrative and custodial fees in connection with a loan of portfolio securities and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker. A Fund does not have the right to vote securities on loan but could terminate the loan and regain the right to vote if that were considered important with respect to the investment.

The primary risk in securities lending is a default by the borrower during a sharp rise in price of the borrowed security resulting in a deficiency in the collateral posted by the borrower. The Funds will seek to minimize this risk by requiring that the value of the securities loaned be computed each day and additional collateral be furnished each day if required.

EntrepreneurShares Series Trust

NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2021 (Unaudited)

At December 31, 2021, the value of securities loaned and cash collateral received are as follows:

	Value of	Cash
	Securities	Collateral
	Loaned	Received
Global Fund	$141,085	$152,900
US Small Cap Fund	$4,394,085	$4,572,659
US Large Cap Fund	$—	$—

Securities purchased via reinvestment of cash collateral received as part of the securities lending program consisted of institutional money market funds with overnight and continuous maturities.

It is each Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day following valuation date of securities loaned. Therefore, the value of the collateral held may be temporarily less than required under the lending contract. As of December 31, 2021, the collateral consisted of BlackRock Liquidity Funds FedFund Portfolio – Institutional Class.

Disclosures about Offsetting Assets and Liabilities

The Funds are required to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The guidance requires retrospective application for all comparative periods presented. Management has evaluated the impact on the financial statement disclosures and determined that there is no effect. As there are no master netting arrangements relating to the Funds’ participation in securities lending, and all amounts related to securities lending are presented gross on the Funds’ Statement of Assets and Liabilities, no additional disclosures have been made on behalf of the Funds. Please refer to the Securities Lending Note for additional disclosures related to securities lending, including collateral related to securities on loan.

3.	AGREEMENTS

Global Fund’s Investment Advisory Agreement

Seaport Global Advisors, LLC, a related party of the Global Fund, oversees the performance of the Global Fund and is responsible for overseeing the management of the investment portfolio of the Global Fund. These services are provided under the terms of an investment advisory agreement between the Trust and Global Advisors, pursuant to which Global Advisors receives an annual advisory fee equal to 1.25% of the Global Fund’s average net assets, computed daily and paid monthly.

Through November 1, 2022, the Advisor has agreed to waive and/or reimburse the Global Fund for its advisory fee, and to the extent necessary, bear other expenses, to limit the total annualized expenses (excluding borrowing and investment-related costs and fees, taxes, extraordinary expenses and fees and expenses of underlying funds) of the Institutional Class shares of the Global Fund to the amounts of 1.70% per annum of net assets attributable to such shares of the Global Fund.

Global Advisors shall be permitted to recover expenses it has borne subsequent to the effective date of this agreement (whether through reduction of its advisory fee or otherwise) in later periods to the extent that the Global Fund’s expenses fall below the annual rates set forth above, given that such a rate is not greater than the rate that was in place at the time of the waiver, provided, however, that the Global Fund is not obligated to pay any such reimbursed fees more than three years after the expense was incurred by Global Advisors.

EntrepreneurShares Series Trust

NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2021 (Unaudited)

Sub-Advisory services are provided to the Global Fund, pursuant to an agreement between Global Advisors and EntrepreneurShares, LLC. Under the terms of this sub-advisory agreement, Seaport Global Advisors, LLC, not the Global Fund, compensates the Sub-Advisor based on the Global Fund’s average net assets. Certain officers of Seaport Global Advisors, LLC are also officers of the Sub-Advisor. Dr. Shulman is a majority owner of both Global Advisors and the Sub-Advisor. For the six months ended December 31, 2021, Global Advisors earned a fee of $699,424 from the Global Fund.

US Small Cap Fund and US Large Cap Fund Investment Advisory Agreement

Capital Impact Advisors, LLC, a related party of the US Small Cap Fund and the US Large Cap Fund, oversees the performance of the US Small Cap Fund and the US Large Cap Fund and is responsible for overseeing the management of the investment portfolio of the US Small Cap Fund and the US Large Cap Fund. These services are provided under the terms of investment advisory agreements between the Trust and the Advisor, pursuant to which the Advisor receives an annual advisory fee equal to 0.75% of the US Small Cap Fund’s average net assets, computed daily and paid monthly and 0.65% of the US Large Cap Fund’s average net assets, computed daily and paid monthly.

Through November 1, 2022 for the US Small Cap Fund and the US Large Cap Fund, the Advisor has agreed to waive and/or reimburse the US Small Cap Fund and the US Large Cap Fund for its advisory fee, and to the extent necessary, bear other expenses, to limit the total annualized expenses (excluding borrowing and investment-related costs and fees, taxes, extraordinary expenses and fees and expenses of underlying funds) of the Institutional Class shares of the US Small Cap Fund to the amounts of 0.85% per annum of net assets attributable to such shares of the US Small Cap Fund and 0.75% per annum of net assets attributable to shares of the US Large Cap Fund. The Advisor shall be permitted to recover expenses it has borne subsequent to the effective date of this agreement (whether through reduction of its advisory fee or otherwise) in later periods to the extent that the US Small Cap Fund or the US Large Cap Fund’s expenses fall below the annual rates set forth above, given that such a rate is not greater than the rate that was in place at the time of the waiver, provided, however, that the US Small Cap Fund and the US Large Cap Fund are not obligated to pay any such reimbursed fees more than three years after the expense was incurred by Advisor.

Waived fees subject to recovery by year of expiration are as follows:

Year of Expiration	Potential Recovery
	US Small	US Large
	Cap Fund	Cap Fund
6/30/2022	$58,697	$56,945
6/30/2023	75,687	75,120
6/30/2024	41,450	43,400
12/31/2024	5,794	6,879
Total	$181,628	$182,344

EntrepreneurShares Series Trust

NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2021 (Unaudited)

4.	INCOME TAXES

The Funds plan to distribute substantially all of the net investment income and net realized gains that they have realized on the sale of securities. These income and gains distributions will generally be paid once each year, on or before December 31. The character of distributions made during the year for financial reporting purposes may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense or gain items for financial reporting and tax reporting purposes.

The tax character of distributions paid during the year ended June 30, 2021 and the year ended June 30, 2020 were as follows:

	Global Fund		US Small Cap Fund		US Large Cap Fund
	2021	2020	2021	2020	2021	2020
Distributions paid from:
Ordinary income *	$1,471,500	$—	$10,415,747	$93,892	$3,212,143	$—
Long-term capital gains	5,158,935	1,788,910	20,387,674	9,737,708	32,845,159	8,147,630
Total distributions paid	$6,630,435	$1,788,910	$30,803,421	$9,831,600	$36,057,302	$8,147,630

*	For federal income tax purposes, distribution of short-term capital gains are treated as ordinary income distributions.

The Funds designate long-term capital gain dividends, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits for the Fund related to net capital gains to zero for the tax year ended June 30, 2021.

Additionally, U.S. GAAP requires that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

As of December 31, 2021, the tax cost of securities and the breakdown of unrealized appreciation (depreciation) for each Fund were as follows:

		US Small	US Large
	Global Fund	Cap Fund	Cap Fund
Gross unrealized appreciation	$3,587,350	$10,808,705	$2,577,668
Gross unrealized depreciation	(6,095,667)	(7,660,185)	(745,759)
Net unrealized appreciation (depreciation) on investments	(2,508,317)	3,148,520	1,831,909
Tax cost of investments	$103,871,522	$115,593,025	$79,874,961

EntrepreneurShares Series Trust

NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2021 (Unaudited)

The table above differs from the financial statements due to timing differences related to the deferral of losses primarily due to wash sales.

As of June 30, 2021, the components of accumulated earnings/(deficit) on a tax basis were as follows:

		US Small	US Large
	Global Fund	Cap Fund	Cap Fund
Undistributed ordinary income	$14,374,961	$26,799,714	$15,718,556
Undistributed long-term capital gains	8,876,408	21,334,696	31,080,316
Unrealized appreciation on investments	7,607,037	18,836,116	9,841,516
Total accumulated earnings	$30,858,406	$66,970,526	$56,640,388

5.	RELATED PARTIES

At December 31, 2021, certain officers of the Trust were also employees of the Advisors. However, these officers were not compensated directly by the Funds. Refer to Note 1 for more information.

6.	BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of a fund, under Section 2(a)(9) of the 1940 Act. As of December 31, 2021, for the benefit of its shareholders, MAC & Co., an affiliate of Global Fund, held 95.81% of the total Global Fund shares outstanding. As of December 31, 2021, for the benefit of its shareholders, MAC & Co., an affiliate of the US Small Cap Fund, held 83.89% of the total US Small Cap Fund shares outstanding. As of December 31, 2021, for the benefit of its shareholders, MAC & Co., an affiliate of the US Large Cap Fund, held 94.03% of the total US Large Cap Fund shares outstanding.

7.	INVESTMENT TRANSACTIONS

During the six months ended December 31, 2021, the aggregate purchases and sales of securities (excluding in-kind transactions and short-term securities) were:

		US Small	US Large
	Global Fund	Cap Fund	Cap Fund
Purchases:	$118,177,930	$89,836,272	$102,489,654
Sales:	$124,083,378	$121,368,981	$175,834,111

The Funds did not have any purchases or sales of U.S. Government Securities.

8.	REDEMPTION FEES

Each Fund imposes a redemption fee equal to 2% of the dollar value of the shares redeemed within five business days of the date of purchase. The redemption fee does not apply to shares purchased through reinvested distributions (dividends and capital gains) or through the automatic investment plan, shares held in retirement plans (if the plans request a waiver of the fee), or shares redeemed through designated systematic withdrawal plans.

EntrepreneurShares Series Trust

NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2021 (Unaudited)

9.	SECTOR RISK

If a Fund has significant investments in the securities of issuers within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss in the Fund and increase the volatility of the Fund’s NAV per share. For instance, economic or market factors, regulatory changes or other developments may negatively impact all companies in a particular sector, and therefore the value of the Fund’s portfolio will be adversely affected. As of December 31, 2021, the Global Fund had 38.02% of the value of its net assets invested in stocks within the Technology sector. The US Small Cap Fund had 27.00% invested in the Health Care sector and the US Large Cap Fund had 33.81% invested in the Technology sector.

10.	MARKET AND GEOPOLITICAL RISK

The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Funds’ portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects. Any such event(s) could have a significant adverse impact on the value and risk profile of the Funds’ portfolio. The current novel coronavirus (COVID- 19) global pandemic and the aggressive responses taken by many governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines or similar restrictions, as well as the forced or voluntary closure of, or operational changes to, many retail and other businesses, has had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your Fund investment. Therefore, the Funds could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments. In times of severe market disruptions, you could lose your entire investment.

11.	FOREIGN INVESTMENT RISK

The Global Fund generally invests a significant portion of its total assets in securities principally traded in markets outside the U.S. The foreign markets in which the Global Fund invests in are sometimes open on days when the New York Stock Exchange (“NYSE”) is not open and the Global Fund does not calculate its NAV, and sometimes are not open on days when the NYSE is open and the Global Fund does calculate its NAV. Even on days on which both the foreign market and the NYSE are open, several hours may pass between the time when trading in the foreign market closes and the time at which the Global Fund calculates its NAV. That is generally the case for markets in Europe, Asia, Australia and other far eastern markets; the regular closing time of foreign markets in North and South America is generally the same as the closing time of the NYSE and the time at which the Global Fund calculate its NAV.

Foreign stocks, as an asset class, may underperform U.S. stocks, and foreign stocks may be more volatile than U.S. stocks. Risks relating to investment in foreign securities (including, but not limited to, depository receipts and participation certificates) include: currency exchange rate fluctuation; less available public information about the

EntrepreneurShares Series Trust

NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2021 (Unaudited)

issuers of securities; less stringent regulatory standards; lack of uniform accounting, auditing and financial reporting standards; and country risk including less liquidity, high inflation rates, unfavorable economic practices and political instability. The risks of foreign investments are typically greater in emerging and less developed markets.

12.	LIQUIDITY RISK MANAGEMENT PROGRAM

The Funds have adopted and implemented a written liquidity risk management program as required by Rule 22e-4 (the “Liquidity Rule”) under the Investment Company Act of 1940, as amended. The program is reasonably designed to assess and manage each Fund’s liquidity risk, taking into consideration, among other factors, each Fund’s investment strategies and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources.

During the six months ended December 31, 2021, the Board and the Trust’s Liquidity Risk Management Program Administrator (the “LPA”) reviewed each Fund’s investments and determined that each Fund held adequate levels of cash and highly liquid investments to meet shareholder redemption activities in accordance with applicable requirements. Accordingly, the Board and LPA concluded that (i) the Funds’ liquidity risk management program is reasonably designed to prevent violations of the Liquidity Rule and (ii) the Funds’ liquidity risk management program has been effectively implemented.

13.	SUBSEQUENT EVENTS EVALUATION

Management has evaluated the Funds’ related events and transactions that occurred through the date of issuance of the Funds’ financial statements. There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Funds’ financial statements.

EntrepreneurShares Series Trust

EXPENSE EXAMPLE
December 31, 2021 (Unaudited)

As a Fund shareholder, you may incur two types of costs: (1) transaction costs, including redemption fees on shares held less than 5 days, including commissions on trading, as applicable; and (2) ongoing costs, including advisory fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The expense examples below are based on an investment of $1,000 invested on July 1, 2021 and held through the period ended December 31, 2021.

The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid” to estimate the expenses you paid on your account during this period.

The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Further, the expenses do not include any brokerage commissions on investors’ purchases or redemptions of fund shares as described in the fund’s prospectus. Therefore, the examples are useful in comparing ongoing costs only and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Beginning
		Account	Ending
		Value	Account Value		Annualized
		July 1,	December 31,	Expenses Paid	Expense
		2021	2021	During Period(a)	Ratio
ERShares Global Fund	Actual	$1,000.00	$863.20	$6.53	1.39%
	Hypothetical(b)	$1,000.00	$1,018.20	$7.07	1.39%

ERShares US Small Cap Fund	Actual	$1,000.00	$910.60	$4.09	0.85%
	Hypothetical(b)	$1,000.00	$1,020.92	$4.33	0.85%

ERShares US Large Cap Fund	Actual	$1,000.00	$947.50	$3.68	0.75%
	Hypothetical(b)	$1,000.00	$1,021.42	$3.82	0.75%

(a)	Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio, multiplied by 184/365 (to reflect the one-half year period).

(b)	Represents the hypothetical 5% annual return before taxes.

EntrepreneurShares Series Trust

ADDITIONAL INFORMATION
December 31, 2021 (Unaudited)

FACTORS CONSIDERED BY THE TRUSTEES IN APPROVAL OF THE RENEWAL OF INVESTMENT ADVISORY AGREEMENTS

On August 24, 2021, all of the Trustees of EntrepreneurShares Series Trust (the “Trust”) met to discuss, among other things, the continuation of the investment advisory and sub-advisory agreements, as applicable, for the ERShares Global Fund (the “Global Fund”), the ERShares US Small Cap Fund (the “Small Cap Fund”), and the ERShares US Large Cap Fund (the “Large Cap Fund”) (collectively referred to as the “Funds”). In preparation for the meeting they reviewed materials addressing the review and consideration of the investment advisory agreements (the “Agreements”), which included a Gartenberg Memo to the Board of Trustees (the “Board”) from legal counsel, 15(c) analyses for the Funds, and the returns of each Fund and the Funds’ benchmark indices provided in the quarterly Board materials.

Seaport Global Advisors, LLC (“Seaport”) (formerly known as Weston Capital Advisors, LLC) is the Global Fund’s investment adviser, and EntrepreneurShares, LLC (“EntrepreneurShares”) is the Global Fund’s investment sub-adviser. Capital Impact Advisors, LLC (“Capital Impact Advisors”) is the investment adviser to the Small Cap Fund and the Large Cap Fund. Seaport, EntrepreneurShares, and Capital Impact Advisors are referred to herein as the “Advisers,” and the investment advisory agreements for the Global Fund, the Small Cap Fund, and the Large Cap Fund, along with the sub-advisory agreement for the Global Fund, are referred to herein as the “Advisory Agreements.” The Advisers are responsible for management of the investment portfolio of the Funds, and for overall management of the Funds’ business and affairs pursuant to the Advisory Agreements.

At the meeting, the Trustees had ample opportunity to consider matters they deemed relevant in considering the approval of the Advisory Agreements, and to request any additional information they considered reasonably necessary to their deliberations, without undue time constraints. In addition to the materials requested by the Trustees in connection with their consideration of the continuation of the Advisory Agreements, the Trustees received materials in advance of each regular quarterly meeting of the Board of Trustees that provided information relating to the services provided by the Advisers.

The Board then reviewed and discussed the written materials that were provided in advance of the Meeting and deliberated on the renewal of the Advisory Agreements. The Board relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreements and the weight to be given to each such factor. The conclusions reached by the Board were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Advisory Agreements. In considering the renewal of the Advisory Agreements, the Board reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

Nature, Extent and Quality of Services. The Board reviewed materials provided by Seaport, Capital Impact Advisors and Entrepreneurs related to the proposed renewal of the respective Advisory Agreement with respect to the applicable Funds, including their respective Form ADV and related schedules, a description of the manner in which investment decisions were made and executed, a review of the personnel performing services for each of the Funds, including the individuals that primarily monitor and execute the investment process. The Board discussed the extent of the research capabilities, the quality of the compliance infrastructure and the experience of its investment advisory personnel. The Board noted that each Adviser was an experienced investment adviser with seasoned senior management and that the performance of each Fund supported the quality and experience of the staff. Additionally, the Board received satisfactory responses from the representatives of each Adviser with respect to a series of important questions, including: whether each Adviser was involved in any lawsuits or pending regulatory actions; whether the advisory services provided to its other accounts would conflict with the advisory services provided to each of the Funds; whether there were procedures in place to adequately allocate trades among its respective clients; and whether each Adviser’s

EntrepreneurShares Series Trust

ADDITIONAL INFORMATION (Continued)
December 31, 2021 (Unaudited)

CCO had processes in place to review the portfolio managers’ performance of their duties to ensure compliance under its compliance program. The Board reviewed the information provided on the practices for monitoring compliance with each of the Funds’ investment limitations and discussed the compliance programs with the CCO of the Trust. The Board noted that the CCO of the Trust continued to represent that the policies and procedures were reasonably designed to prevent violations of applicable federal securities laws. The Board also noted each Adviser’s representation that the prospectus and statement of additional information for the Funds accurately described the investment strategies of each of the Funds. The Board then reviewed the capitalization of each Adviser based on financial information provided by and representations made by each Adviser and its representatives and concluded that each Adviser was sufficiently well-capitalized, or its principals have the ability to make additional contributions in order to meet its obligations to each of the Funds. The Board concluded that each Adviser had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the respective Advisory Agreement and that the nature, overall quality and extent of the advisory services to be provided by each Adviser to each of the Funds was satisfactory.

Performance.

Global Fund

The Board discussed Morningstar’s classification of the Global Fund as a World Large Stock Fund. The Board referred to the World Large Stock category analysis as of June 30, 2021, noting that the average net assets for funds in the category was $95.51 million, and that 8 peers were selected. The Board observed that the Global Fund’s five-year annualized return was 18.43%, the peer group’s average five-year annualized return was 13.75%, and the entire World Stock category’s average five-year annualized return was 118.48%. They noted that while the Fund slightly underperformed some of its comparable metrics over the various time periods, the Fund still provided reasonable absolute returns for shareholders.

Small Cap Fund

The Board discussed Morningstar’s classification of the Small Cap Fund as a Small Cap Growth Fund. The Board referred to the Small Cap Growth category analysis as of June 30, 2021, noting that the average net assets for funds in the category was $141.87 million and that 8 peers were selected. The Board observed that the Small Cap Fund’s five-year annualized return was 20.43%, the peer group’s average five-year annualized return was 15.94%, and the entire Small Cap Growth category’s average five-year annualized return was 20.71%. The Board noted that while the Fund underperformed its comparable metrics during the one-year period, it outperformed most of its comparable metrics during the five-year and since inception periods and provided reasonable absolute returns for shareholders.

Large Cap Fund

The Board discussed Morningstar’s classification of the Large Cap Fund as a Large Growth Fund. The Board referred to the Large Cap Growth category analysis, noting that the average net assets for funds in the category was $124.47 million, and that 10 peers were selected. The Board observed that the Large Cap Fund’s five-year annualized return was 19.08%, the peer group’s average five-year annualized return was 19.28%, and the entire Large Growth category’s average five-year annualized return was 21.97%. The Board noted that while the Fund underperformed some of its comparable metrics during all time periods in question, the Fund still provided reasonable absolute returns for shareholders.

Fees and Expenses. The Board reviewed the fee and expense information provided by the Advisers. The Board considered the limitations with such a process, including that the categorization determined by Morningstar may or may not subjectively correlate with a Fund’s investment strategy or portfolio holdings. The Board noted that the historical data used in the 15(c) analyses was as of the reporting period ended June 30, 2021. The Board observed that

EntrepreneurShares Series Trust

ADDITIONAL INFORMATION (Continued)
December 31, 2021 (Unaudited)

for the fiscal year ended June 30, 2021, Capital Impact Advisors contractually waived its advisory fees and reimbursed the Small Cap Fund, and Large Cap Fund for approximately $84,850, to reduce each Fund’s expense ratio to the contractually agreed waiver.

Global Fund

The Board noted that the Global Fund’s management fee of 1.25% was greater than the peer group’s average management fee of 0.78%, the net expense ratio of 1.50% was greater than the peer group’s average net expense ratio of 1.38%. The Board consider the Adviser’s unique entrepreneurial investment approach and the resources required to implement and maintain such an approach with respect to management of the Fund, including the additional resources provided by Entrepreneurs, as sub-adviser to the Fund. The Board concluded that the fee charged by the Adviser to the Fund was not unreasonable.

Small Cap Fund

The Board noted that the Small Cap Fund’s management fee of 0.75% was less than the peer group’s average management fee of 0.83%, and the Small Cap Fund’s net expense ratio of 0.87% was less than the peer group’s average net expense ratio of 1.09%. The Board consider the Adviser’s unique entrepreneurial investment approach and the resources required to implement and maintain such an approach with respect to management of the Fund. The Board concluded that the fee charged by the Adviser to the Fund was not unreasonable.

Large Cap Fund

The Board noted that the Large Cap Fund’s management fee of 0.65% was more than the peer group’s average management fee of 0.60%, and the Large Cap Fund’s net expense ratio of 0.75% was more than the peer group’s average net expense ratio of 0.76%. The Board consider the Adviser’s unique entrepreneurial investment approach and the resources required to implement and maintain such an approach with respect to management of the Fund. The Board concluded that the fee charged by the Adviser to the Fund was not unreasonable.

Profitability. The Board reviewed a profitability analysis provided by each Adviser. They noted that the Advisers provided the Funds’ annual and semi-annual shareholder reports, which contained audited financial statements including gross revenues earned by each Adviser with respect to its management of a respective Fund along with any applicable waived fees and expenses of each Fund. They noted that while each Adviser earned a profit with respect to its management of the Funds, the profit return did not appear to be excessive.

Economies of Scale. The Board examined the Advisor’s effort to achieve economies of scale for each Fund to the benefit of each Fund’s respective shareholders. The Board determined that as the Funds’ assets increase, economies of scale could be realized.

Conclusion

The Board weighed all of the factors presented to them in the Gartenburg Memo, the Morningstar analysis of returns and expense ratios, the returns of the benchmark indices, profitability analysis and discussions with the Adviser during the Board meeting to consider the renewal of the Agreements. Without paying particular weight to any one factor, the Board, including a majority of the Independent Trustees, determined the advisory fees were fair and not unreasonable for the services provided and it was in the best interest of shareholders to continue the Agreements for a one-year period.

EntrepreneurShares Series Trust

ADDITIONAL INFORMATION (Continued)
December 31, 2021 (Unaudited)

Availability of Quarterly Portfolio Holdings Schedule

The Funds file complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. These filings are available on the SEC’s website www.sec.gov. In addition, the Funds’ Form N-PORT is available without charge, upon request, by calling 1-877-271-8811.

Proxy Voting Policies and Procedures and Proxy Voting Record

A description of the Funds’ proxy voting policies and procedures and information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12 month period ended December 31 is available (1) without charge, upon request, by calling 1-877-271-8811, and (2) on the SEC’s website at www.sec.gov.

EntrepreneurShares Series Trust

PRIVACY POLICY
(Unaudited)

As part of the EntrepreneurShares fund family’s long tradition of trust, the confidentiality of personal information is paramount. We maintain high standards to safeguard your personal information. We will remain vigilant and professional in protecting that information and in using it in a fair and lawful manner. As part of this commitment to fulfilling your trust we have formulated this Privacy Policy.

Safeguarding Customer Information and Documents

To conduct regular business, we may collect nonpublic personal information from sources such as:

●	Account Applications and other forms, which may include a customer’s name, address, social security number, and information about a customer’s investment goals and risk tolerances;

●	Account History, including information about the transactions and balances in a customer’s account; and

●	Correspondence, written, telephonic, or electronic between a customer and Seaport Global Advisors, LLC; Capital Impact Advisors, LLC; EntrepreneurShares, LLC, and/or any EntrepreneurShares Mutual Fund or Exchange-Traded Fund product; such as, ERShares Global Fund, ERShares US Large Cap Fund, ERShares US Small Cap, ERShares Entrepreneurs ETF, ERShares NextGen Entrepreneurs ETF, or service providers to Seaport Global Advisors, Capital Impact, EntrepreneurShares, and/or EntrepreneurShares’ Funds.

To conduct regular business, we collect non-public customer data in checklists, forms, in written notations, and in documentation provided to us by our customers for evaluation, registration, licensing or related consulting services. We also create internal lists of such data.

EntrepreneurShares will internally safeguard your nonpublic personal information by restricting access to only those employees who provide products or services to you or those who need access to your information to service your account. In addition, we will maintain physical, electronic and procedural safeguards that meet federal and/or state standards to guard your nonpublic personal information. Failure to observe EntrepreneurShares’ procedures regarding customer and consumer privacy will result in discipline and may lead to termination.

Sharing Nonpublic Personal and Financial Information

As EntrepreneurShares shares nonpublic information solely to service our client accounts, we do not disclose any nonpublic personal information about our customers or former customers to anyone, except as permitted by law or otherwise disclosed herein.

EntrepreneurShares is committed to the privacy and protection of our customers’ personal and financial information. We will not share any such information with any affiliated or nonaffiliated third party except:

●	When necessary to complete transactions in a customer account, such as clearing firm.

●	When required to service and/or maintain your account.

●	In order to resolve a customer dispute or inquiry.

●	With persons acting in a fiduciary or representative capacity on behalf of the customer.

●	With rating agencies, persons assessing compliance with industry standards, or to the attorneys, accountants and auditors of the firm.

●	In connection with any sale and / or merger of EntrepreneurShares’ business.

●	To prevent or protect against actual or potential fraud, identity theft, unauthorized transactions, claims or other liability.

●	To comply with all federal, state or local laws, rules, statutes and other applicable legal requirements.

EntrepreneurShares Series Trust

PRIVACY POLICY (Continued)
(Unaudited)

●	In connection with a written agreement to provide advisory services or investment management when the information is released solely for the purpose of providing products or services covered by pursuant to the EntrepreneurShares’ Wrap Fee Program.

●	Upon the customer’s specific instruction, consent or request.

Note: When we share your nonpublic information with any third party for the reasons listed above, we make certain that there are written restrictions in place regarding the use and/or disclosure of said information.

Opt-Out Provisions

It is not a policy of EntrepreneurShares to share nonpublic personal and financial information with affiliated or unaffiliated third parties except under the circumstances noted above. Since sharing under the circumstances noted above is necessary to service customer accounts or is mandated by law, there are no allowances made for clients to opt out.

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ERShares Global Fund Investment Advisor
Seaport Global Advisors, LLC
175 Federal Street, Suite #875
Boston, MA 02110

ERShares Global Fund Investment Sub-Advisor
EntrepreneurShares, LLC
175 Federal Street, Suite #875
Boston, MA 02110

ERShares US Small Cap Fund and ERShares US Large Cap Fund Investment Advisor
Capital Impact Advisors, LLC
175 Federal Street, Suite #875
Boston, MA 02110

Independent Registered Public Accounting Firm
BBD, LLP
1835 Market Street, 3rd Floor
Philadelphia, PA 19103

Custodian
UMB Bank, N.A.
928 Grand Boulevard, 5th Floor
Kansas City, MO 64106

Distributor
Vigilant Distributors, LLC
223 Wilmington West Chester Pike, Suite 216
Chadds Ford, PA 19317

Administrator, Accountant, Transfer Agent and Dividend Disbursing Agent
Ultimus Fund Solutions, LLC
225 Pictoria Drive,
Cincinnati, OH 45246

Counsel
Thompson Hine LLP
41 South High Street, Suite 1700
Columbus, OH 43215

This report should be accompanied or preceded by a prospectus.

Semi-Annual Report

December 31, 2021

EntrepreneurShares Series Trust™

EntrepreneurShares Series Trust (“Trust”) is a registered investment company consisting of separate investment portfolios called “Funds.” This Semi-Annual Report relates solely to the following Funds:

Name	Ticker Symbol
ERShares Entrepreneurs ETF	ENTR
ERShares NextGen Entrepreneurs ETF	ERSX

The Funds are exchange-traded funds. This means that shares of the Funds are listed on NYSE Arca, Inc. (“NYSE Arca”) and trade at market prices. The market price for each Fund’s shares may be different from its net asset value per share (“NAV”).

175 Federal Street

Suite #875

Boston, MA 02110

Toll Free: 877-271-8811

ERShares Entrepreneurs ETF

SCHEDULE OF INVESTMENTS SUMMARY TABLE

December 31, 2021 (Unaudited)(1)

Percentage
of Net Assets
Communications	21.72%
Consumer Discretionary	9.88%
Financials	4.27%
Health Care	18.31%
Industrials	2.53%
Technology	39.97%
Other Assets in Excess of Liabilities	3.32%
Total Investments	100.00%

TOP TEN EQUITY HOLDINGS(1)(2)

as of December 31, 2021 (Unaudited)

Issuer	% of Net Assets
NVIDIA Corp.	8.85%
Alphabet, Inc., Class A	6.53%
Facebook, Inc., Class A	5.25%
ResMed, Inc.	4.69%
Regeneron Pharmaceuticals, Inc.	4.54%
EPAM Systems, Inc.	4.45%
Oracle Corp.	3.67%
Netflix, Inc.	3.59%
Synopsys, Inc.	3.46%
Copart, Inc.	3.45%

(1)	Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.

(2)	Short-term investments are not included.

2

ERShares NextGen Entrepreneurs ETF

SCHEDULE OF INVESTMENTS SUMMARY TABLE

December 31, 2021 (Unaudited)(1)

Percentage
of Net Assets
Communications	14.71%
Consumer Discretionary	19.26%
Consumer Staples	3.64%
Energy	4.32%
Financials	3.81%
Health Care	7.38%
Industrials	7.16%
Real Estate	4.52%
Technology	30.35%
Utilities	0.59%
Other Assets in Excess of Liabilities	4.26%
Total Investments	100.00%

TOP TEN EQUITY HOLDINGS(1)(2)

as of December 31, 2021 (Unaudited)

Issuer	% of Net Assets
Inter Parfums, Inc.	3.64%
Radware Ltd.	3.40%
Frasers Group plc	3.23%
SolarEdge Technologies, Inc.	3.16%
SHIFT, Inc.	3.12%
SEEK Ltd.	3.07%
Sectra A.B.	3.01%
Check Point Software Technologies Ltd.	2.96%
GMO Payment Gateway, Inc.	2.83%
Computacenter plc	2.79%

(1)	Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.

(2)	Short-term investments are not included.

3

ERShares Entrepreneurs ETF

SCHEDULE OF INVESTMENTS

December 31, 2021 (Unaudited)

	Shares	Fair Value
Common Stocks — 96.68%
Communications — 21.72%
Alphabet, Inc., Class A(a)	1,649	$4,777,219
Facebook, Inc., Class A(a)	11,410	3,837,754
Netflix, Inc.(a)	4,364	2,629,048
Roku, Inc.(a)	5,257	1,199,647
Shopify, Inc., Class A(a)	164	225,892
Shutterstock, Inc.	5,682	630,020
Spotify Technology SA(a)	7,175	1,679,165
Trade Desk, Inc. (The), Class A(a)	7,053	646,337
ZoomInfo Technologies, Inc., CLASS A(a)	4,015	257,763
		15,882,845
Consumer Discretionary — 9.88%
Copart, Inc.(a)	16,653	2,524,928
Etsy, Inc.(a)	9,417	2,061,757
MercadoLibre, Inc.(a)	529	713,304
Tesla, Inc.(a)	660	697,475
Wayfair, Inc., Class A(a)	6,480	1,231,006
		7,228,470
Financials — 4.27%
BlackRock, Inc.	1,090	997,960
First Republic Bank	10,298	2,126,640
		3,124,600
Health Care — 18.31%
10X Genomics, Inc., Class A(a)	3,418	509,145
Exact Sciences Corp.(a)	8,174	636,182
Masimo Corp.(a)	8,346	2,443,542
Regeneron Pharmaceuticals, Inc.(a)	5,259	3,321,164
ResMed, Inc.	13,168	3,430,001
Seagen, Inc.(a)	15,675	2,423,355
Teladoc Health, Inc.(a)	6,848	628,783
		13,392,172
Industrials — 2.53%
Cintas Corp.	4,180	1,852,451

Technology — 39.97%
Affirm Holdings, Inc.(a)	1,768	177,790
Cloudflare, Inc., Class A(a)	9,568	1,258,192
Confluent, Inc., Class A(a)	5,232	398,888
Crowdstrike Holdings, Inc., Class A(a)	2,631	538,697
Datadog, Inc.(a)	2,983	531,302
EPAM Systems, Inc.(a)	4,870	3,255,351
Fortinet, Inc.(a)	6,441	2,314,895

The accompanying notes are an integral part of these financial statements.

4

ERShares Entrepreneurs ETF

SCHEDULE OF INVESTMENTS (Continued)

December 31, 2021 (Unaudited)

	Shares	Fair Value
Common Stocks (Continued)
Technology (Continued)
NVIDIA Corp.	22,000	$6,470,420
Okta, Inc.(a)	4,031	903,629
Oracle Corp.	30,767	2,683,191
Palantir Technologies, Inc., Class A(a)	62,587	1,139,709
Snowflake, Inc. - Class A(a)	1,125	381,094
Square, Inc., Class A(a)	8,878	1,433,886
Synopsys, Inc.(a)	6,868	2,530,859
Twilio, Inc., Class A(a)	9,179	2,417,198
Veeva Systems, Inc., Class A(a)	7,448	1,902,815
Zoom Video Communications, Inc., Class A(a)	3,907	718,536
Zscaler, Inc.(a)	531	170,626
		29,227,078
Total Common Stocks (Cost $63,432,710)		70,707,616

Total Investments — 96.68% (Cost $63,432,710)		70,707,616
Other Assets in Excess of Liabilities — 3.32%		2,424,382
Net Assets — 100.00%		$73,131,998

(a)	Non-income producing security.

The accompanying notes are an integral part of these financial statements.

5

ERShares NextGen Entrepreneurs ETF

SCHEDULE OF INVESTMENTS

December 31, 2021 (Unaudited)

	Shares	Fair Value
Common Stocks — 95.74%
Argentina — 1.30%
Consumer Discretionary — 1.30%
MercadoLibre, Inc.(a)	311	$419,352

Total Argentina		419,352

Australia — 10.98%
Communications — 4.41%
carsales.com, Ltd.	23,583	430,901
SEEK Ltd.	41,529	990,038
		1,420,939
Consumer Discretionary — 3.46%
Flight Centre Travel Group Ltd.(a)	61,766	792,557
Harvey Norman Holdings, Ltd.	89,615	322,107
		1,114,664
Technology — 3.11%
HUB24 Ltd.	15,322	315,599
WiseTech Global Ltd.	16,155	685,157
		1,000,756
Total Australia		3,536,359

Canada — 10.45%
Consumer Discretionary — 4.96%
Aritzia, Inc.(a)	14,334	593,213
Gildan Activewear, Inc.	12,972	549,973
Spin Master Corp.(a)	11,953	453,004
		1,596,190
Financials — 1.65%
Onex Corporation	6,757	530,325

Real Estate — 2.48%
Tricon Residential, Inc.	52,366	801,459

Technology — 1.36%
Nuvei Corporation(a)	6,751	437,632

Total Canada		3,365,606

Cayman Islands — 2.89%
Consumer Discretionary — 2.89%
NagaCorp Ltd.	334,880	292,162

The accompanying notes are an integral part of these financial statements.

6

ERShares NextGen Entrepreneurs ETF

SCHEDULE OF INVESTMENTS (Continued)

December 31, 2021 (Unaudited)

	Shares	Fair Value
Common Stocks (Continued)
Cayman Islands (Continued)
Consumer Discretionary (Continued)
Yadea Group Holdings Ltd.	327,221	$637,722
		929,884
Total Cayman Islands		929,884

China — 0.49%
Technology — 0.49%
Kingdee International Software Group Co., Ltd.(a)	51,545	158,664

Total China		158,664

Denmark — 2.78%
Technology — 2.78%
Netcompany Group A/S	8,350	895,291

Total Denmark		895,291

Germany — 1.15%
Energy — 1.15%
VERBIO Vereinigte BioEnergie A.G.	5,453	371,178

Total Germany		371,178

Israel — 8.22%
Health Care — 1.86%
Inmode Ltd.(a)	8,512	600,777

Technology — 6.36%
Check Point Software Technologies Ltd.(a)	8,174	952,761
Radware Ltd.(a)	26,327	1,096,257
		2,049,018
Total Israel		2,649,795

Italy — 1.18%
Communications — 1.18%
Digital Bros SpA	11,113	378,813

Total Italy		378,813

The accompanying notes are an integral part of these financial statements.

7

ERShares NextGen Entrepreneurs ETF

SCHEDULE OF INVESTMENTS (Continued)

December 31, 2021 (Unaudited)

	Shares	Fair Value
Common Stocks (Continued)
Japan — 13.34%
Consumer Discretionary — 0.69%	4,360	$221,826
Mercari, Inc.(a)

Industrials — 5.49%
Raksul, Inc.(a)	7,185	354,947
S-Pool, Inc.	64,166	678,136
VisasQ, Inc.(a)	16,129	734,267
		1,767,350

Technology — 6.57%
GMO Payment Gateway, Inc.	7,320	911,536
Rorze Corporation	1,873	201,718
SHIFT, Inc.(a)	4,873	1,005,056
		2,118,310

Utilities — 0.59%
RENOVA, Inc.(a)	10,456	189,310

Total Japan		4,296,796

Jersey — 0.65%
Communications — 0.65%
Gambling.com Group Ltd.(a)	20,587	208,958

Total Jersey		208,958

New Zealand — 0.54%
Technology — 0.54%
Xero Ltd.(a)	1,708	174,830

Total New Zealand		174,830

Singapore — 1.21%
Consumer Discretionary — 0.40%
Best World International, Ltd.(a)	128,500	129,682

Technology — 0.81%
UMS Holdings Ltd.	231,453	260,735

Total Singapore		390,417

The accompanying notes are an integral part of these financial statements.

8

ERShares NextGen Entrepreneurs ETF

SCHEDULE OF INVESTMENTS (Continued)

December 31, 2021 (Unaudited)

	Shares	Fair Value
Common Stocks (Continued)
Sweden — 17.90%
Communications — 2.22%
Embracer Group A.B.(a)	67,463	$715,715

Consumer Discretionary — 2.34%
Instalco A.B.	15,735	754,473

Financials — 2.16%
Nordnet A.B. publ, Class A	36,278	695,987

Health Care — 5.51%
Cellavision A.B.	10,827	388,692
CELLINK A.B.(a)	13,655	417,327
Sectra A.B.	43,828	969,748
		1,775,767

Industrials — 1.67%
HMS Networks A.B.	8,730	538,746

Real Estate — 2.03%
Samhallsbyggnadsbolaget i Norden A.B.	89,115	653,459

Technology — 1.97%
Sinch A.B.(a)	50,319	634,942

Total Sweden		5,769,089

Switzerland — 1.32%
Technology — 1.32%
Sensirion Holding A.G.(a)	2,914	424,947

Total Switzerland		424,947

United Kingdom — 11.20%
Communications — 5.19%
Frontier Developments plc(a)	18,445	444,359
Future plc	7,962	412,203
S4 Capital PLC(a)	94,275	813,730
		1,670,292

Consumer Discretionary — 3.22%
Frasers Group plc(a)	99,200	1,040,860

The accompanying notes are an integral part of these financial statements.

9

ERShares NextGen Entrepreneurs ETF

SCHEDULE OF INVESTMENTS (Continued)

December 31, 2021 (Unaudited)

	Shares	Fair Value
Common Stocks (Continued)
United Kingdom (Continued)
Technology — 2.79%
Computacenter plc	22,590	$897,310

Total United Kingdom		3,608,462

United States — 10.14%
Communications — 1.08%
ZoomInfo Technologies, Inc., CLASS A(a)	5,444	349,505

Consumer Staples — 3.65%
Inter Parfums, Inc.	10,982	1,173,976

Energy — 3.16%
SolarEdge Technologies, Inc.(a)	3,634	1,019,591

Technology — 2.25%
Mimecast Ltd.(a)	9,109	724,803

Total United States		3,267,875

Total Common Stocks (Cost $26,412,064)		30,846,316

Total Investments — 95.74% (Cost $26,412,064)		30,846,316
Other Assets in Excess of Liabilities — 4.26%		1,373,023
Net Assets — 100.00%		$32,219,339

(a)	Non-income producing security.

The accompanying notes are an integral part of these financial statements.

10

EntrepreneurShares Series Trust

STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2021 (Unaudited)

		ERShares
	ERShares	NextGen
	Entrepreneurs	Entrepreneurs
	ETF	ETF
Assets
Investments, at cost	$63,432,710	$26,412,064
Investments, at fair value	70,707,616	30,846,316
Cash	2,453,473	1,016,300
Foreign currencies, at value (cost $- and $354,573)	—	356,125
Receivable for fund shares sold	379,360	—
Dividends and interest receivable	—	21,633
Tax reclaims receivable	—	2,103
Total Assets	73,540,449	32,242,477

Liabilities
Payable for securities purchased	365,741	—
Unified fee	42,710	23,138
Total Liabilities	408,451	23,138
Net Assets	$73,131,998	$32,219,339

Net Assets consist of:
Paid-in capital	75,322,082	32,635,148
Accumulated deficits	(2,190,084)	(415,809)
Net Assets	$73,131,998	$32,219,339

Fund
Net Assets	$73,131,998	$32,219,339
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	4,875,000	1,780,000
Net asset value (offering and redemption price per share)	$15.00	$18.10

The accompanying notes are an integral part of these financial statements.

11

EntrepreneurShares Series Trust

STATEMENTS OF OPERATIONS
For the six months ended December 31, 2021 (Unaudited)

		ERShares
	ERShares	NextGen
	Entrepreneurs	Entrepreneurs
	ETF	ETF
Investment Income
Dividend income (net of foreign taxes withheld of $76 and $19,410)	$86,276	$111,620
Interest income	208	54
Total investment income	86,484	111,674

Expenses
Unified fees	328,124	154,801
Total expenses	328,124	154,801
Net investment loss	(241,640)	(43,127)

Net Realized and Change in Unrealized Gain (Loss) on Investments
Net realized gain (loss) on:
Investments	(6,674,578)	(2,559,830)
In-kind redemptions	4,878,619	—
Foreign currency transactions	—	(3,264)
Net realized loss	(1,795,959)	(2,563,094)

Change in unrealized depreciation on:
Investments	(11,163,087)	(1,137,562)
Foreign currency translations	—	(3,819)
Net change in unrealized loss	(11,163,087)	(1,141,381)
Net realized and change in unrealized loss on investments	(12,959,046)	(3,704,475)
Net decrease in net assets resulting from operations	$(13,200,686)	$(3,747,602)

The accompanying notes are an integral part of these financial statements.

12

EntrepreneurShares Series Trust

STATEMENTS OF CHANGES IN NET ASSETS

			ERShares NextGen
	ERShares Entrepreneurs ETF		Entrepreneurs ETF
	For the		For the
	Six Months	For the	Six Months	For the
	Ended	Year Ended	Ended	Year Ended
	December 31,	June 30,	December 31,	June 30,
	2021	2021	2021	2021
	(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets from:
Operations:
Net investment loss	$(241,640)	$(593,073)	$(43,127)	$(14,102)
Net realized gain (loss) on investments, in-kind redemptions and foreign currency transactions	(1,795,959)	44,726,256	(2,563,094)	8,779,061
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	(11,163,087)	(5,872,516)	(1,141,381)	2,547,525
Net increase (decrease) in net assets resulting from operations	(13,200,686)	38,260,667	(3,747,602)	11,312,484

Distributions to Shareholders
From earnings	(42,316,735)	(9,414,439)	(7,092,944)	(183,374)
Change in net assets from distributions	(42,316,735)	(9,414,439)	(7,092,944)	(183,374)

Capital Transactions
Proceeds from shares issued	5,732,220	14,151,903	693,166	10,575,696
Cost of shares redeemed	(20,043,979)	(16,378,069)	—	(6,264,482)
Net increase (decrease) in net assets resulting from capital transactions	(14,311,759)	(2,226,166)	693,166	4,311,214
Total Increase (Decrease) in Net Assets	(69,829,180)	26,620,062	(10,147,380)	15,440,324

Net Assets
Beginning of period	142,961,178	116,341,116	42,366,719	26,926,395
End of period	$73,131,998	$142,961,178	$32,219,339	$42,366,719

Share Transactions
Issued	225,000	550,000	30,000	450,000
Redeemed	(775,000)	(625,000)	—	(300,000)
Net increase (decrease) in shares outstanding	(550,000)	(75,000)	30,000	150,000

The accompanying notes are an integral part of these financial statements.

13

ERShares Entrepreneurs ETF Fund

FINANCIAL HIGHLIGHTS

(For a share outstanding during each period)

	For the
	Six Months		For the		For the		For the	For the
	Ended		Year Ended		Year Ended		Year Ended	Period Ended
	December 31,		June 30,		June 30,		June 30,	June 30,
	2021		2021		2020		2019	2018(a)
	(Unaudited)
Selected Per Share Data:
Net asset value, beginning of period	$26.35		$21.15		$17.49		$17.57	$15.00
Investment operations:
Net investment income (loss)	(0.05)		(0.11)		(0.01)		0.02	0.03
Net realized and unrealized gain (loss)	(2.58)		6.96		3.68		0.42	2.55
Total from investment operations	(2.63)		6.85		3.67		0.44	2.58
Less distributions to shareholders from:
Net investment income	(0.09)		—		(0.01)		(0.03)	(0.01)
Net realized gains	(8.63)		(1.65)		—		(0.49)	—
Total distributions	(8.72)		(1.65)		(0.01)		(0.52)	(0.01)
Net asset value, end of period	$15.00		$26.35		$21.15		$17.49	$17.57
Total Return(b)	(9.78	)% (c)	32.01%		21.03%		3.14%	17.43	% (c)
Total Return at Market(d)	(9.26	)% (c)	32.06%		21.06%		2.78%	17.76	% (c)
Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$73,132		$142,961		$116,341		$76,956	$73,814
Ratio of Net Expenses to Net Assets(e)	0.49	% (f)	0.49%		0.49%		0.49%	0.49	% (f)
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.36)%		(0.41)%		(0.05)%		0.12%	0.25%
Portfolio turnover rate	115	% (c)	714	% (g)	130	% (h)	39%	32	% (c)

(a)	For the period November 6, 2017 (commencement of operations) to June 30, 2018.

(b)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund.

(c)	Not annualized.

(d)	Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price from any primary listing market (e.g., NYSE Arca) or participating regional exchanges or markets. The composite closing price is the last reported sale price from any of the eligible sources, regardless of volume and not an average price and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund’s closing price on the listing market.

(e)	The Fund operates under a “Unified Fee” structure under which the Advisor pays substantially all of the expenses for the Fund. The Fund pays the Advisor the Unified Fee, an amount based on its average net assets, computed daily and paid monthly. The Fund pays the Advisor 0.49% of its net assets.

(f)	Annualized.

(g)	The Fund has experienced an unusual interest rate environment combined with volatile markets resulting from inflationary concerns. These two factors posed potential adverse effects to the Fund. Thus, the portfolio manager engaged in temporary defensive positions as well as positioned the Fund to take the best advantage of the environment it was facing. These two actions, combined with a reversion of the defensive positions, resulted in an increased turnover for the Fund.

(h)	Given the abnormal market circumstances during the quarter ending June 30, 2020, as a result of the COVID-19 situation; the Fund had taken a temporary defensive approach. Implementing the temporary defensive measure resulted in the increase in portfolio turnover for the Fund. The Fund’s exposure to the Entrepreneur 30 Index had been reduced in line with the following guideline of the then current prospectus “Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in securities of companies included in the Entrepreneur 30 Index.” The Fund no longer follows an index.

The accompanying notes are an integral part of these financial statements.

14

ERShares NextGen Entrepreneurs ETF Fund

FINANCIAL HIGHLIGHTS

(For a share outstanding during each period)

	For the
	Six Months		For the		For the	For the
	Ended		Year Ended		Year Ended	Period Ended
	December 31,		June 30,		June 30,	June 30,
	2021		2021		2020	2019(a)
	(Unaudited)
Selected Per Share Data:
Net asset value, beginning of period	$24.21		$16.83		$16.83	$15.00
Investment operations:
Net investment income (loss)	(0.03)		(0.01)		0.08	0.14
Net realized and unrealized gain (loss)	(2.10)		7.50		0.19	1.69	(c)
Total from investment operations	(2.13)		7.49		0.27	1.83
Less distributions to shareholders from:
Net investment income	(0.83)		(0.11)		(0.27)	—
Net realized gains	(3.15)		—		—	—
Total distributions	(3.98)		(0.11)		(0.27)	—
Net asset value, end of period	$18.10		$24.21		$16.83	$16.83
Total Return(b)	(8.14	)% (d)	44.58%		1.55%	12.22	% (d)
Total Return at Market(e)	(8.83	)% (d)	45.28%		0.96%	12.57	% (d)
Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$32,219		$42,367		$26,926	$22,723
Ratio of Net Expenses to Net Assets(f)	0.75	% (g)	0.75%		0.75%	0.75	% (g)
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.21	)% (g)	(0.04)%		0.64%	3.99	% (g)
Portfolio turnover rate	88	% (d)	316	% (h)	139%	138	% (d)

(a)	For the period December 27, 2018 (commencement of operations) to June 30, 2019.

(b)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund.

(c)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of purchases and sales of Fund shares in relation to fluctuating market values during the period.

(d)	Not annualized.

(e)	Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price from any primary listing market (e.g., NYSE Arca) or participating regional exchanges or markets. The composite closing price is the last reported sale price from any of the eligible sources, regardless of volume and not an average price and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund’s closing price on the listing market.

(f)	The Fund operates under a “Unified Fee” structure under which the Advisor pays substantially all of the expenses for the Fund. The Fund pays the Advisor the Unified Fee, an amount based on its average net assets, computed daily and paid monthly. The Fund pays the Advisor 0.75% of its net assets.

(g)	Annualized.

(h)	The Fund has experienced an unusual interest rate environment combined with volatile markets resulting from inflationary concerns. These two factors posed potential adverse effects to the Fund. Thus, the portfolio manager engaged in temporary defensive positions as well as positioned the Fund to take the best advantage of the environment it was facing. These two actions, combined with a reversion of the defensive positions, resulted in an increased turnover for the Fund.

The accompanying notes are an integral part of these financial statements.

15

EntrepreneurShares Series Trust

NOTES TO FINANCIAL STATEMENTS
December 31, 2021 (Unaudited)

(1)	Organization

EntrepreneurShares Series Trust™ (the “Trust”) was organized on July 1, 2010 as a Delaware statutory trust. The Trust is registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company and thus is determined to be an investment company for accounting purposes. The Trust is comprised of five funds and is authorized to issue an unlimited number of shares of beneficial interest for each fund (“Shares”). The accompanying financial statements are those of the ERShares Entrepreneurs ETF (previously known as ERShares Entrepreneur 30 ETF) and the ERShares NextGen Entrepreneurs ETF (previously known as ERShares Non-US Small Cap ETF) (individually referred to as a “Fund” or collectively as the “Funds”). The Funds are exchange-traded funds. The investment objective of each Fund is to seek long-term capital appreciation. Prior to March 23, 2021, the Funds’ investment objectives were to seek investment results that corresponded (before fees and expenses) generally to the performance of their underlying indices, the Entrepreneur 30 Index and the Entrepreneur Non-US Small Cap Index, respectively. The Funds’ prospectus provides a description of each Fund’s investment objectives, policies, and strategies. The Funds are non-diversified and therefore may invest a greater percentage of their assets in fewer issuers than a diversified Fund. The assets of the Funds are segregated and a shareholder’s interest is limited to the Fund in which shares are held.

Shares of the Funds are listed and traded on the NYSE Arca, Inc. Market prices for the Shares may be different from their NAV. Each Fund issues and redeems Shares on a continuous basis at NAV only in large blocks of Shares, of at least 25,000 Shares for the Entrepreneurs ETF and 10,000 Shares for the NextGen ETF, (“Creation Units”). Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, Shares generally trade in the secondary market at market prices that change throughout the day in amounts less than a Creation Unit.

Under the Trust’s organizational documents, its officers and Board of Trustees (the “Board”) are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Trust may enter into contracts with vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust. However, based on experience, the Trust expects that risk of loss to be remote.

(2)	Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“U.S. GAAP”). Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services – Investment Companies including Accounting Standards Update (“ASU”) 2013-08. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

A. Investment Valuations

The Funds hold their investments at fair value. Fair value is defined as the price that would be expected to be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described below.

16

EntrepreneurShares Series Trust

NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2021 (Unaudited)

Security values are ordinarily obtained through the use of independent pricing services in accordance with procedures adopted by the Board. Pursuant to these procedures, the Funds may use a pricing service, bank, or broker-dealer experienced in such matters to value the Funds’ securities. When reliable market quotations are not readily available for any security, the fair value of that security will be determined by a committee established by the Board in accordance with procedures adopted by the Board. The fair valuation process is designed to value the subject security at the price the Funds would reasonably expect to receive upon its current sale. Additional consideration is given to securities that have experienced a decrease in the volume or level of activity or to circumstances that indicate that a transaction is not orderly.

Equity securities traded on a securities exchange are valued at the last reported sales price on the principal exchange. Equity securities quoted by NASDAQ are valued at the NASDAQ official closing price. If there is no reported sale on the principal exchange, and in the case of over-the-counter securities, equity securities are valued at a bid price estimated by the security pricing service. In each of these situations, securities are typically categorized as Level 1 and Level 2, respectively in the fair value hierarchy.

In accordance with procedures adopted by the Board, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time the exchange on which they are traded closes and the time the Funds’ net asset values are calculated. The Funds use fair value adjustment factors provided daily by an independent pricing vendor to value certain foreign equity securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE Arca. These securities are considered as Level 2 in the fair value hierarchy.

Most securities listed on a foreign exchange are valued at the last sale price at the close of the exchange on which the security is primarily traded. In certain countries, market maker prices are used since they are the most representative of the daily trading activity. In the case of certain foreign exchanges, the closing price reported by the exchange (which may sometimes be referred to by the exchange or one or more pricing agents as the “official close” or the “official closing price” or other similar term) will be considered the most recent sale price. Securities not traded on a particular day are valued at the mean between the last reported bid and asked quotes or the last sale price where appropriate; otherwise, fair value will be determined in accordance with fair value procedures approved by the Board.

The accounting records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities at the close of each business day. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

The Funds may invest in American Depositary Receipts as well as other “hybrid” forms of depositary receipts, including Global Depositary Receipts. These depositary receipts are certificates evidencing ownership of shares of a foreign issuer, and serve as an alternative to directly purchasing the underlying foreign securities in their national markets and currencies. These certificates are issued by depository banks and generally trade on an established market in the United States or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution in the issuer’s home country. Redeemable securities issued by open-end investment companies are valued at the last calculated net asset value, with the exception of securities issued by exchange-traded open-end investment companies, which are priced as equity securities as described above.

Income received by the Funds from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries, a portion of which may be reclaimable. The Funds may be subject to foreign taxes on capital gains on the sale of securities or foreign currency transactions. The Funds accrue foreign capital gains

17

EntrepreneurShares Series Trust

NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2021 (Unaudited)

taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest. Such tax accrual is based in part on actual and estimated realized gains. Estimated realized gains are subject to change and such change could be material. However, management’s conclusions may be subject to future review and change based on changes in, or the interpretation of, the accounting standards or tax laws and regulations.

The Trust has a three-tier fair value hierarchy that is dependent upon the various “inputs” used to determine the value of the Funds’ investments. The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical assets.

Level 2 –	Other observable pricing inputs at the measurement date (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 –	Significant unobservable pricing inputs at the measurement date (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

The following table provides the fair value measurement as of December 31, 2021, while the breakdown, by category, of common stocks is disclosed in the Schedule of Investments for each Fund.

ERShares Entrepreneurs ETF	Level 1	Level 2	Level 3	Total
Common Stocks*	$70,707,616	$—	$—	$70,707,616
Total Investments	$70,707,616	$—	$—	$70,707,616

ERShares NextGen Entrepreneurs ETF
Common Stocks*	$9,911,586	$20,934,730	$—	$30,846,316
Total Investments	$9,911,586	$20,934,730	$—	$30,846,316

*	For further information regarding security characteristic, please see the Schedules of Investments.

The Funds did not hold any investments at the end of the reporting period for which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

B. Security Transactions and Related Income

Investment transactions are accounted for no later than the first calculation of the NAV on the business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on the trade date on the last business day of the reporting period. Securities gains and losses are calculated on the identified cost basis. Interest income and expenses are accrued daily. Dividends, less foreign tax withholding, are recorded on the ex-dividend date. Investment income from non-U.S. sources received by a Fund is generally subject to non-U.S. withholding taxes at rates ranging up to 30%. Such withholding taxes may be reduced or eliminated under the terms of applicable U.S. income tax treaties. The Funds may be subject to foreign taxes on gains in investments or currency repatriation. The Funds accrue such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

18

EntrepreneurShares Series Trust

NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2021 (Unaudited)

C. Cash

Idle cash may be swept into various overnight demand deposits and is classified as cash or foreign currency on the Statements of Assets and Liabilities. The Funds maintain cash in bank deposit accounts which, at times, may exceed United States federally insured limits. Amounts swept overnight are available on the next business day.

D. Dividends and Distributions to Shareholders

The Funds intend to distribute to their shareholders net investment income and net realized long or short-term capital gains, if any, at least annually. Distributions are recorded on the ex-dividend date. The amount of dividends from net investment income and net realized gains is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., distributions and income received from pass-through investments), such amounts are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. Temporary differences are primarily due to return of capital from investments.

E. Allocation of Expenses

Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionally among all Funds within the Trust in relation to the net assets of each Fund or on another reasonable basis.

(3)	Investment Advisory and Other Contractual Services

A. Investment Advisory Fees

Capital Impact Advisors, LLC (the “Advisor”) serves as investment advisor to each Fund pursuant to an Investment Advisory Agreement. Subject at all times to the supervision and approval of the Board, the Advisor is responsible for the overall management of the Trust. The Advisor has arranged for distribution, custody, fund administration, transfer agency and all other services necessary for the Funds to operate. The Advisor receives a fee for its services, a “Unified Fee”. The ERShares Entrepreneurs ETF pays 0.49% of the Fund’s average daily net assets, computed daily and paid monthly. The ERShares NextGen Entrepreneurs ETF pays 0.75% of the Fund’s average daily net assets, computed daily and paid monthly. Out of the Unified Fee, the Advisor is obligated to pay or arrange for the payment of substantially all expenses of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit, independent trustees and other services, except for interest expenses, distribution fees or expenses, brokerage expenses, acquired fund fees and expenses, taxes and extraordinary expenses such as litigation and other expenses not incurred in the ordinary course of the Funds’ business. The Advisor’s Unified Fee is designed to cause substantially all of the Funds’ expenses to be paid and to compensate the Advisor for providing services for the Funds.

At December 31, 2021, certain officers of the Trust are officers, directors and/or trustees of the Advisor. Certain officers of the Trust were also employees of the Advisor. These officers were not compensated directly by the Funds.

Each non-interested Trustee of the Trust receives compensation of $3,500 for attending each Board meeting, including special meetings, as well as an additional $1,000 for each audit commit meeting. The Funds also reimburse the non-interested Trustees for their reasonable travel expenses incurred in attending meetings of the Board. Trustee fees are allocated to the five funds in the Trust based on each fund’s relative net assets. Trustee fees for the Funds are paid by the Advisor out of the Unified Fee with respect to ERShares Entrepreneurs ETF and ERShares NextGen Entrepreneurs ETF.

19

EntrepreneurShares Series Trust

NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2021 (Unaudited)

(4)	Investment Transactions

Purchases and sales of investments, excluding in-kind transactions and short-term investments, for the six months ended December 31, 2021 were as follows:

		ERShares
	ERShares	NextGen
	Entrepreneurs	Entrepreneurs
	ETF	ETF
Purchases:	$139,325,301	$32,823,615
Sales:	$181,626,458	$39,697,710

Purchases and sales of in-kind transactions for the six months ended December 31, 2021 were as follows:

		ERShares
	ERShares	NextGen
	Entrepreneurs	Entrepreneurs
	ETF	ETF
Purchases:	$5,385,592	$648,737
Sales:	$18,557,188	$—

(5)	Capital Share Transactions

Shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof at net asset value. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in shares for each Fund are disclosed in detail on the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind deposit of a designated basket of securities, which constitutes an optimized representation of the securities of that Fund’s specified universe, and an amount of cash. Investors purchasing and redeeming Creation Units may be charged a transaction fee to cover the transfer and other transactional costs the Funds incur to issue or redeem Creation Units. The standard transaction fee charge is $250. For the six months ended December 31, 2021, the ERShares Entrepreneurs ETF and ERShares NextGen Entrepreneurs ETF received $2,750 and $250 in transaction fees, respectively. Transaction fees received by each Fund are included in the capital transactions presented on the Statements of Changes in Net Assets.

From time to time, settlement of securities related to subscriptions-in-kind or redemptions-in-kind may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities payable related to in-kind transactions” on the Statements of Assets and Liabilities.

20

EntrepreneurShares Series Trust

NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2021 (Unaudited)

During the six months ended December 31, 2021, the Funds received securities in exchange for subscriptions of capital shares (subscriptions-in-kind) as follows:

		ERShares
	ERShares	NextGen
	Entrepreneurs	Entrepreneurs
	ETF	ETF
Shares	30,849	60,294
Fair Value	$5,385,592	$648,737

(6)	Federal Income Taxes

It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

The Trust has evaluated tax positions taken or expected to be taken in the course of preparing each Fund’s tax returns to determine whether it is more-likely-than not (i.e., greater than 50-percent chance) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related interest and penalties as an operating expense. Tax positions taken in tax years remain subject to examination by tax authorities (generally three years plus the interim tax period since then for federal income tax purposes). The determination has been made that there are not any uncertain tax positions that would require the Funds to record a tax liability and, therefore, there is no impact to the Funds’ financial statements.

As of December 31, 2021, the tax cost of securities and the breakdown of unrealized appreciation (depreciation) for each Fund were as follows:

		ERShares
	ERShares	NextGen
	Entrepreneurs	Entrepreneurs
	ETF	ETF
Gross unrealized appreciation	$3,658,986	$3,700,467
Gross unrealized depreciation	(3,810,767)	(1,511,229)
Net unrealized appreciation (depreciation) on investments	(151,781)	2,189,238
Tax cost of investments	70,859,397	28,657,078

The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to tax deferral of losses on wash sales.

21

EntrepreneurShares Series Trust

NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2021 (Unaudited)

The tax character of distributions paid during the fiscal years ended June 30, 2021 and June 30, 2020 were as follows:

	ERShares		ERShares NextGen
	Entrepreneurs ETF		Entrepreneurs ETF
	2021	2020	2021	2020
Distributions paid from:
Ordinary income (a)	$4,217,048	$—	$183,374	$430,110
Long-term capital gains	5,197,391	61,004	—	—
Total distributions paid	$9,414,439	$61,004	$183,374	$430,110

(a)	For federal income tax purposes, distribution of short-term capital gains are treated as ordinary income distributions.

As of June 30, 2021, the components of accumulated earnings/(deficit) on a tax basis were as follows:

		ERShares
	ERShares	NextGen
	Entrepreneurs	Entrepreneurs
	ETF	ETF
Undistributed ordinary income	$19,781,750	$3,813,824
Undistributed long-term capital gains	22,534,281	3,278,831
Unrealized appreciation on investments	11,011,306	3,332,082
Total accumulated earnings	$53,327,337	$10,424,737

(7)	Investment Risks

ETF Risk

The NAV of a Fund can fluctuate up or down, and you could lose money investing in a Fund if the prices of the securities owned by the Fund decline. In addition, a Fund may be subject to the following risks: (1) the market price of a Fund’s shares may trade above or below its NAV; (2) an active trading market for a Fund’s shares may not develop or be maintained; or (3) trading of a Fund’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

Sector Risk

If a Fund has significant investments in the securities of issuers within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss in the Fund and increase the volatility of the Fund’s NAV per share. For instance, economic or market factors, regulatory changes or other developments may negatively impact all companies in a particular sector, and therefore the value of the Fund’s portfolio will be adversely affected. As of December 31, 2021, the ERShares Entrepreneurs ETF had 39.97% of the value of its net assets invested in stocks within the Technology sector. The ERShares NextGen Entrepreneurs ETF had 30.35% of its net assets invested in stocks within the Technology sector.

22

EntrepreneurShares Series Trust

NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2021 (Unaudited)

Market and Geopolitical Risk

The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Funds’ portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects. Any such event(s) could have a significant adverse impact on the value and risk profile of the Funds’ portfolio. The current novel coronavirus (COVID- 19) global pandemic and the aggressive responses taken by many governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines or similar restrictions, as well as the forced or voluntary closure of, or operational changes to, many retail and other businesses, has had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your Fund investment. Therefore, the Funds could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments. In times of severe market disruptions, you could lose your entire investment.

Foreign Securities Risk

Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations can involve additional risks relating to political, economic, or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies; imposition of additional taxes; trading, settlement, custodial and other operational risks; and risk arising from the less stringent investor protection and disclosure standards of some foreign markets. All of these factors can make foreign investments more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently from the U.S. market.

(8)	Liquidity Risk Management Program

The Funds have adopted and implemented a written liquidity risk management program as required by Rule 22e-4 (the “Liquidity Rule”) under the Investment Company Act of 1940, as amended. The program is reasonably designed to assess and manage each Fund’s liquidity risk, taking into consideration, among other factors, each Fund’s investment strategies and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources.

During the six months ended December 31, 2021, the Board and the Trust’s Liquidity Risk Management Program Administrator (the “LPA”) reviewed each Fund’s investments and determined that each Fund held adequate levels of cash and highly liquid investments to meet shareholder redemption activities in accordance with applicable requirements. Accordingly, the Board and LPA concluded that (i) the Funds’ liquidity risk management program is reasonably designed to prevent violations of the Liquidity Rule and (ii) the Funds’ liquidity risk management program has been effectively implemented.

23

EntrepreneurShares Series Trust

NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2021 (Unaudited)

(9)	Subsequent Events

Management has evaluated the Funds’ related events and transactions that occurred through the date of issuance of the Funds’ financial statements. There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Funds’ financial statements.

24

EntrepreneurShares Series Trust

EXPENSE EXAMPLE
December 31, 2021 (Unaudited)

As a Fund shareholder, you may incur two types of costs: (1) transaction costs, including commissions on trading, as applicable; and (2) ongoing costs, including advisory fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The expense examples below are based on an investment of $1,000 invested on July 1, 2021 and held through the period ended December 31, 2021. Investors may pay brokerage commissions on their purchases and sales of exchange traded fund shares, which are not reflected in the example.

The Actual Expense figures in the table below provide information about actual account values and actual expenses.

You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid” to estimate the expenses you paid on your account during this period.

The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Further, the expenses do not include any brokerage commissions on investors’ purchases or redemptions of Fund shares as described in the applicable Fund’s prospectus. Therefore, the examples are useful in comparing ongoing costs only and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

			Ending
		Beginning	Account Value	Expenses	Annualized
		Account Value	December 31,	Paid During	Expense
		July 1, 2021	2021	Period	Ratio(a)

ERShares Entrepreneurs ETF	Actual	$1,000.00	$902.20	$2.35	0.49%
	Hypothetical(b)	$1,000.00	$1,022.74	$2.50	0.49%

ERShares NextGen Entrepreneurs ETF	Actual	$1,000.00	$918.60	$3.63	0.75%
	Hypothetical(b)	$1,000.00	$1,021.42	$3.82	0.75%

(a)	Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio, multiplied by 184/365 (to reflect the one-half year period).

(b)	Represents the hypothetical 5% annual return before taxes.

25

EntrepreneurShares Series Trust

ADDITIONAL INFORMATION
December 31, 2021 (Unaudited)

FACTORS CONSIDERED BY THE TRUSTEES IN APPROVAL OF THE RENEWAL OF INVESTMENT ADVISORY AGREEMENTS

On August 24, 2021 all of the Trustees of EntrepreneurShares Series Trust (the “Trust”) met to discuss, among other things, the continuation of the investment advisory agreement for the ERShares NextGen Entrepreneurs ETF (formerly known as the ERShares Non-US Small Cap ETF) and ERShares Entrepreneurs ETF (formerly known as the ERShares Entrepreneur 30 ETF) (collectively referred to as the “Funds”). In preparation for the meeting they reviewed materials addressing the review and consideration of the investment advisory agreements (the “Advisory Agreements”), which included a Gartenberg Memo to the Board of Trustees (the “Board”) from legal counsel, 15(c) analyses for the Funds, and the returns of each Fund and the Funds’ benchmark indices provided in the quarterly Board materials.

Capital Impact Advisors, LLC (“Adviser”) is the investment adviser to the Funds. The Adviser is responsible for management of the investment portfolio of the Funds, and for overall management of the Funds’ business and affairs pursuant to the Advisory Agreements.

At the meeting, the Trustees had ample opportunity to consider matters they deemed relevant in considering the approval of the Advisory Agreements, and to request any additional information they considered reasonably necessary to their deliberations, without undue time constraints. In addition to the materials requested by the Trustees in connection with their consideration of the continuation of the Advisory Agreements, the Trustees received materials in advance of each regular quarterly meeting of the Board of Trustees that provided information relating to the services provided by the Adviser.

The Board then reviewed and discussed the written materials that were provided in advance of the Meeting and deliberated on the renewal of the Advisory Agreements. The Board relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreements and the weight to be given to each such factor. The conclusions reached by the Board were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Advisory Agreements. In considering the renewal of the Advisory Agreements, the Board reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

Nature, Extent and Quality of Services. The Board reviewed materials provided by Capital Impact Advisors related to the proposed renewal of the Advisory Agreements with respect to the Funds, including its Form ADV and related schedules, a description of the manner in which investment decisions were made and executed, a review of the personnel performing services for each of the Funds, including the individuals that primarily monitor and execute the investment process. The Board discussed the extent of the research capabilities, the quality of the compliance infrastructure and the experience of its investment advisory personnel. The Board noted that the Adviser was an experienced investment adviser with seasoned senior management and that the performance of each Fund supported the quality and experience of the staff. Additionally, the Board received satisfactory responses from the representatives of the Adviser with respect to a series of important questions, including: whether the Adviser was involved in any lawsuits or pending regulatory actions; whether the advisory services provided to its other accounts would conflict with the advisory services provided to each of the Funds; whether there were procedures in place to adequately allocate trades among its respective clients; and whether the Adviser’s CCO had processes in place to review the portfolio managers’ performance of their duties to ensure compliance under its compliance program. The Board reviewed the information provided on the practices for monitoring compliance with each of the Funds’ investment limitations and discussed the compliance programs with the CCO of the Trust. The Board noted that the CCO of the Trust continued to represent that the policies and procedures were reasonably designed to prevent violations of applicable federal securities laws. The Board also noted the Adviser’s representation that the prospectus and statement of additional information for the Funds

26

EntrepreneurShares Series Trust

ADDITIONAL INFORMATION (Continued)
December 31, 2021 (Unaudited)

accurately described the investment strategies of each of the Funds. The Board then reviewed the capitalization of the Adviser based on financial information provided by and representations made by the Adviser and its representatives and concluded that the Adviser was sufficiently well-capitalized, or its principals have the ability to make additional contributions in order to meet its obligations to each of the Funds. The Board concluded that the Adviser had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the respective Advisory Agreement and that the nature, overall quality and extent of the advisory services to be provided by the Adviser to each of the Funds was satisfactory.

Performance.

Entrepreneur ETF

The Board discussed Morningstar’s classification of the Entrepreneurs ETF. The Board also referred to the category analysis as of June 30, 2021, noting the average net assets for funds in the category. The Board observed that the Entrepreneurs ETF’s one-year, three-year, and since inception annualized returns and compared them to the peer group’s, Morningstar category’s average, and the Fund’s benchmark’s annualized returns for these same periods. The Board noted that the Fund slightly underperformed the comparable metrics during most time periods but still provided shareholders with reasonable absolute returns.

NextGen ETF

The Board discussed Morningstar’s classification of the NextGen ETF. The Board also referred to the category analysis as of June 30, 2021, noting the average net assets for funds in the category. The Board observed that the NextGen 30 ETF’s one-year, and since inception annualized returns and compared them to the peer group’s and Morningstar category’s average annualized returns for these same periods, noting that the Fund outperformed both comparable metrics during the time periods in question.

Fees and Expenses. The Board reviewed the fee and expense information provided by the Adviser. The Board considered the limitations with such a process, including that the categorization determined by Morningstar may or may not subjectively correlate with a Fund’s investment strategy or portfolio holdings. The Board noted that the historical data used in the 15(c) analyses was as of the reporting period ended June 30, 2021.

Entrepreneur ETF

The Board noted that the Entrepreneurs ETF’s management fee of 0.49%, which is structured as a unified fee and compared that to the peer group’s average management fee of 0.68%, noted that the total annual fund operating expense of 0.49% and compared that to the peer group’s average total annual fund operating expense of 0.68%. The Board concluded that the fee charged by the Adviser to the Fund was not unreasonable.

NextGen ETF

The Board noted that the NextGen ETF’s management fee of 0.75%, which is structured as a unified fee and compared that to the peer group’s average management fee of 0.54% noted that the total annual fund operating expense of 0.75% and compared that to the peer group’s average total annual fund operating expense of 0.54%. The Board consider the Adviser’s unique entrepreneurial investment approach and the resources required to implement and maintain such an approach with respect to management of the Fund. The Board concluded that the fee charged by the Adviser to the Fund was not unreasonable.

Profitability. The Board reviewed a profitability analysis provided by the Adviser. They noted that the Adviser provided the Funds’ annual and semi-annual shareholder reports, which contained audited financial statements including gross revenues earned by each Adviser with respect to its management of a respective Fund. They noted that while each Adviser earned a profit with respect to its management of the Funds, the profit return did not appear to be excessive.

27

EntrepreneurShares Series Trust

ADDITIONAL INFORMATION (Continued)
December 31, 2021 (Unaudited)

Economies of Scale. The Board examined the Advisor’s effort to achieve economies of scale for each Fund to the benefit of each Fund’s respective shareholders. The Board determined that as the Funds’ assets increase, economies of scale could be realized.

Conclusion

The Board weighed all of the factors presented to them in the Gartenburg Memo, the Morningstar analysis of returns and expense ratios, the returns of the benchmark indices, profitability analysis and discussions with the Adviser during the Board meeting to consider the renewal of the Agreements. Without paying particular weight to any one factor, the Board, including a majority of the Independent Trustees, determined the advisory fees were fair and reasonable for the services provided and it was in the best interest of shareholders to continue the Advisory Agreements for a one-year period.

28

EntrepreneurShares Series Trust

ADDITIONAL INFORMATION (Continued)
December 31, 2021 (Unaudited)

Availability of Quarterly Portfolio Holdings Schedule

The Funds file complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. These filings are available on the SEC’s website www.sec.gov. In addition, the Funds’ Form N-PORT is available without charge, upon request, by calling 1-877-271-8811.

Proxy Voting Policies and Procedures and Proxy Voting Record

A description of the Funds’ proxy voting policies and procedures and information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12 month period ended December 31 is available (1) without charge, upon request, by calling 1-877-271-8811, and (2) on the SEC’s website at www.sec.gov.

29

EntrepreneurShares Series Trust

PRIVACY POLICY
(Unaudited)

As part of the EntrepreneurShares fund family long tradition of trust, the confidentiality of personal information is paramount. We maintain high standards to safeguard your personal information. We will remain vigilant and professional in protecting that information and in using it in a fair and lawful manner. As part of this commitment to fulfilling your trust we have formulated this Privacy Policy.

Safeguarding Customer Information and Documents

To conduct regular business, we may collect nonpublic personal information from sources such as:

●	Account Applications and other forms, which may include a customer’s name, address, social security number, and information about a customer’s investment goals and risk tolerances;

●	Account History, including information about the transactions and balances in a customer’s account; and

●	Correspondence, written, telephonic, or electronic between a customer and Seaport Global Advisors, LLC; Capital Impact Advisors, LLC; EntrepreneurShares, LLC, and/or any EntrepreneurShares Mutual Fund or Exchange-Traded Fund product; such as, ERShares Global Fund, ERShares US Large Cap Fund, ERShares US Small Cap, ERShares Entrepreneurs ETF, ERShares NextGen Entrepreneurs ETF, or service providers to Seaport Global Advisors, Capital Impact, EntrepreneurShares, and/or EntrepreneurShares’ Funds.

To conduct regular business, we collect non-public customer data in checklists, forms, in written notations, and in documentation provided to us by our customers for evaluation, registration, licensing or related consulting services. We also create internal lists of such data.

EntrepreneurShares will internally safeguard your nonpublic personal information by restricting access to only those employees who provide products or services to you or those who need access to your information to service your account. In addition, we will maintain physical, electronic and procedural safeguards that meet federal and/or state standards to guard your nonpublic personal information. Failure to observe EntrepreneurShares’ procedures regarding customer and consumer privacy will result in discipline and may lead to termination.

Sharing Nonpublic Personal and Financial Information

As the Firm shares nonpublic information solely to service our client accounts, we do not disclose any nonpublic personal information about our customers or former customers to anyone, except as permitted by law or otherwise disclosed herein.

EntrepreneurShares is committed to the privacy and protection of our customers’ personal and financial information.

We will not share any such information with any affiliated or nonaffiliated third party except:

●	When necessary to complete transactions in a customer account, such as clearing firm.

●	When required to service and/or maintain your account.

●	In order to resolve a customer dispute or inquiry.

●	With persons acting in a fiduciary or representative capacity on behalf of the customer.

●	With rating agencies, persons assessing compliance with industry standards, or to the attorneys, accountants and auditors of the firm.

●	In connection with any sale and / or merger of EntrepreneurShares’ business.

●	To prevent or protect against actual or potential fraud, identity theft, unauthorized transactions, claims or other liability.

●	To comply with all federal, state or local laws, rules, statutes and other applicable legal requirements.

30

EntrepreneurShares Series Trust

PRIVACY POLICY (Continued)
(Unaudited)

●	In connection with a written agreement to provide advisory services or investment management when the information is released solely for the purpose of providing products or services covered by pursuant to the EntrepreneurShares’ Wrap Fee Program.

●	Upon the customer’s specific instruction, consent or request.

Note: When we share your nonpublic information with any third party for the reasons listed above, we make certain that there are written restrictions in place regarding the use and/or disclosure of said information.

Opt-Out Provisions

It is not a policy of EntrepreneurShares to share nonpublic personal and financial information with affiliated or unaffiliated third parties except under the circumstances noted above. Since sharing under the circumstances noted above is necessary to service customer accounts or is mandated by law, there are no allowances made for clients to opt out.

31

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Advisor
Capital Impact Advisors, LLC
175 Federal Street, Suite #875
Boston, MA 02110

Independent Registered Public Accounting Firm
BBD LLP
1835 Market Street, 3rd Floor
Philadelphia, PA 19103

Custodian
Brown Brothers Harriman & Co.
50 Post Office Square
Boston, MA 02110

Distributor
Vigilant Distributors, LLC
223 Wilmington West Chester Pike, Suite 216
Chadds Ford, PA 19317

Administrator, Accountant, Transfer Agent and Dividend Disbursing Agent
Ultimus Fund Solutions, LLC
225 Pictoria Drive,
Cincinnati, OH 45246

Counsel
Thompson Hine LLP
41 South High Street, Suite 1700
Columbus, OH 43215

This report should be accompanied or preceded by a prospectus.

(b)Not	applicable.

Item 2. Code of Ethics. NOT APPLICABLE – disclosed with annual report

Item 3. Audit Committee Financial Expert. NOT APPLICABLE- disclosed with annual report

Item 4. Principle Accountant Fees and Services. NOT APPLICABLE – disclosed with annual report

Item 5. Audit Committee of Listed Companies. The Registrant has a separately designated standing audit committee in accordance with Section 3(a)(58)(A) of the Exchange Act. All of the Board’s independent Trustees, Charles Aggouras and George R. Berbeco, are members of the Audit Committee.

Item 6. Schedule of Investments. Schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. NOT APPLICABLE – applies to closed-end funds only

Item 8. Portfolio Managers of Closed-End Investment Companies. NOT APPLICABLE – applies to closed-end funds only

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. NOT APPLICABLE – applies to closed-end funds only

Item 10. Submission of Matters to a Vote of Security Holders.

NOT APPLICABLE

Item 11. Controls and Procedures.

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-2 under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Investment Companies.

Not Applicable.

Item 13. Exhibits.

(a)(1) Not Applicable – filed with annual report

(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) EntreprenuerShares Series Trust

By (Signature and Title) /s/ Joel M. Shulman_____ ___ _________________

Dr. Joel M. Shulman, Principal Executive Officer and Principal Financial Officer

Date 3/3/2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Joel M. Shulman_ __ ______ _____________________

Dr. Joel M. Shulman, Principal Executive Officer and Principal Financial Officer

Date 3/3/2022